As filed with the Securities and Exchange           Registration No. 333-09515
Commission on April 15, 1997                        Registration No. 811-2512

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                        POST-EFFECTIVE AMENDMENT NO. 1 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

------------------------------------------------------------------------------

It is proposed that this filing will become effective:

   [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

   [X]    on May 1, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET



FORM N-4            PART A
ITEM NO.          (PROSPECTUS)              LOCATION

1   Cover Page............................  Cover Page

2   Definitions...........................  Definitions

3   Synopsis..............................  Prospectus Summary; Fee Table

4   Condensed Financial Information.......  Not applicable

5   General Description of Registrant,
    Depositor, and Portfolio Companies....  The Company; The Separate Account;
                                            Investment Options

6   Deductions and Expenses...............  Charges and Deductions; Distribution

7   General Description of Variable
    Annuity Contracts.....................  The Variable Annuity Contract;
                                            Annuity Payments; Death Benefit;
                                            Investment Options; Miscellaneous

8   Annuity Period........................  Annuity Payments

9   Death Benefit.........................  Death Benefit

10  Purchases and Contract Value..........  Purchase; Annuity Payments-Valuation
                                            of Annuity Unit Values

11  Redemptions...........................  Withdrawals-Access to Your Money;
                                            Purchase-Free Look Period

12  Taxes.................................  Taxes

13  Legal Proceedings.....................  Other Information - Legal Matters
                                            and Proceedings

14  Table of Contents of the Statement
    of Additional Information.............  Contents of the Statement of
                                            Additional Information

FORM N-4                  PART B
ITEM NO.  (STATEMENT OF ADDITIONAL INFORMATION)      LOCATION

15  Cover Page............................  Cover Page

16  Table of Contents.....................  Table of Contents

17  General Information and History.......  General Information and History

18  Services..............................  General Information and History;
                                            Independent Auditors

19  Purchase of Securities Being Offered..  Offering and Purchase of Contracts

20  Underwriters..........................  Offering and Purchase of Contracts

21  Calculation of Performance Data.......  Performance Data; Average Annual
                                            Total Return Quotations

22  Annuity Payments......................  Not Applicable

23  Financial Statements..................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

              A FIXED AND VARIABLE SINGLE PREMIUM IMMEDIATE ANNUITY
               ISSUED BY AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                   PROSPECTUS
================================================================================

The Contract offered in connection with this Prospectus is a combination fixed and/or variable single premium immediate annuity contract (the "Contract") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contract is designed to provide regular income payments for a certain period or for life (with or without a guaranteed period) commencing immediately after purchase under the payment method that you select.


The Contract provides that your Purchase Payment may be allocated to a fixed dollar option and/or one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:



  [bullet] Aetna Variable Fund
  [bullet] Aetna Income Shares
  [bullet] Aetna Investment Advisers Fund, Inc.
  [bullet] Aetna Legacy Variable Portfolio
  [bullet] Aetna Variable Growth Portfolio
  [bullet] Aetna Variable Index Plus Portfolio
  [bullet] Aetna Variable Small Company Portfolio
  [bullet] Alger American Small Cap Portfolio
  [bullet] Janus Aspen Growth Portfolio
  [bullet] Janus Aspen Worldwide Growth Portfolio
  [bullet] Neuberger & Berman Growth Portfolio


The availability of the Funds is subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions or under all Contracts.


This Prospectus provides information that you should know before purchasing the Contract. Additional information about the Contract and the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1997. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 11 of this Prospectus. For a free copy of the SAI, call us at (800) 238-6273 or write us at: 151 Farmington Avenue, Hartford, Connecticut 06156,
Attention: ARS Settlements. You may also obtain an SAI for any of the Funds by calling that phone number.


PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS.


THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                     THIS PROSPECTUS IS DATED MAY 1, 1997.

                               TABLE OF CONTENTS
================================================================================
DEFINITIONS  ........................    DEFINITIONS - 1
PROSPECTUS SUMMARY    ...............        SUMMARY - 1
FEE TABLE    ........................      FEE TABLE - 1
THE VARIABLE ANNUITY CONTRACT    ..................    1
ANNUITY PAYMENTS  .................................    1
  Annuity Elections  ..............................    1
  Annuity Options    ..............................    1
  Annuity Payments   ..............................    2
  Valuation of Annuity Unit Values  ...............    2
PURCHASE    .......................................    3
  Purchase Payments  ..............................    3
  How to Purchase    ..............................    3
  Allocation of Purchase Payment    ...............    3
  Free Look Period   ..............................    3
INVESTMENT OPTIONS   ..............................    3
  Fund Availability and Substitution   ............    4
  Transfers Among Subaccounts .....................    4
CHARGES AND DEDUCTIONS  ...........................    5
  Mortality and Expense Risk Charge    ............    5
  Administrative Charge    ........................    5
  Withdrawal Charge  ..............................    5
  Fund Expenses   .................................    5
  Premium and Other Taxes  ........................    6
TAXES    ..........................................    6
  Introduction    .................................    6
  Taxation of Annuity Payments   ..................    6
  Taxation of Withdrawals  ........................    6
  Distributions--Tax-Deferred Annuities   .........    7
  Tax Penalty  ....................................    7
  Nonnatural Owners  ..............................    7
WITHDRAWALS--ACCESS TO YOUR MONEY   ...............    8
  Commutation  ....................................    8
  Commuted Value  .................................    8
PERFORMANCE    ....................................    8
DEATH BENEFIT  ....................................    8
  Death Benefit Commutation   .....................    9
OTHER INFORMATION    ..............................    9
  The Company  ....................................    9
  The Separate Account  ...........................    9
  Distribution    .................................    9
  Ownership    ....................................    9
  Beneficiary  ....................................   10

  Delay or Suspension of Payments   ................  10
  Voting Rights   ..................................  10
  Modification of the Contract   ...................  10
  Legal Matters and Proceedings  ...................  10
  Financial Statements  ............................  10
CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION   ....................................  11
APPENDIX A--THE FIXED DOLLAR OPTION    .............  12

                                  DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Annuitant/Joint Annuitant: An individual named in the contract (1) whose life determines the amount or continuation of life-contingent payments, and/or (2) whose death results in the payment of death benefits.

Annuity Payment(s): A series of payments for life, a certain period or a combination of the two.

Beneficiary(ies): The person or persons who are designated by the Contract Holder to receive any death benefit proceeds payable under the Contract.

Commutation: The right to receive in a lump sum the present value of all or a portion of future Guaranteed Payments under a Period Certain Annuity. This right may be subject to a withdrawal charge.

Commuted Value: The present value of any future Guaranteed Payments which have not yet been paid under the Contract.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The individual single premium immediate annuity contract offered in connection with this Prospectus.

Contract Effective Date: The date that the money is applied to the Contract and all paperwork is received in good order at the Company's Home Office.

Contract Holder (You): The person to whom the Contract is issued. The Company reserves the right to limit ownership to natural persons.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Guaranteed Payment: A payment that is due whether or not the Annuitant, or Joint Annuitant (if applicable), is alive on the Payment Due Date.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Life Annuity: An annuity with payments that are based solely on whether or not the Annuitant, or Joint Annuitant (if applicable), is alive on the Payment Due Date.

Payee: A person who receives Annuity Payments. The Contract Holder shall be the Payee unless the Contract Holder designates otherwise in writing.

Payment Due Date: The date on which each Annuity Payment is scheduled to be paid. Such date can be either monthly, quarterly, semi-annually or annually, at the election of the Contract Holder.

Period Certain Annuity: An annuity with a specified number of Guaranteed Payments that are payable whether or not the Annuitant, or Joint Annuitant (if applicable), is alive on the Payment Due Date.

Separate Account: Variable Annuity Account B, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.


Valuation Date: The date and time at which the Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 1

                               PROSPECTUS SUMMARY
================================================================================

THE VARIABLE ANNUITY CONTRACT

     The fixed and variable single premium immediate annuity contract offered by the Company represents a contract between you and Aetna Life Insurance and Annuity Company. The purpose of the Contract is to provide regular income payments for a certain period or for life (with or without a guaranteed period) commencing immediately after purchase under the payment method that you select.

PURCHASE

     You may purchase the Contract with a single Purchase Payment of $5,000 or more. Your registered representative can help you fill out the proper forms.


     The Contract is available to persons who wish to receive annuity income payments. Contracts may be issued on a nonqualified basis. Contracts may also be issued in connection with employer sponsored Section 401(a), Section 403(b) and
Section 457 plans, or as an Individual Retirement Annuity (IRA). (Contracts sold in New York are not available for Section 457 plans.)


     The maximum issue age is 75. The Company reserves the right to modify the maximum issue age. (See "Purchase".)

FREE LOOK PERIOD


     If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return your money without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request, less any Annuity Payments already made. This amount may be more or less than your original Purchase Payment. (See "Purchase--Free Look Period.")


ANNUITY PAYMENTS

     Annuity Payments may be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. You have the right to select the payment plan, or "Annuity Option," under which Annuity Payments are to be made. These Options can provide payments for life or for the joint lives of two Annuitants, with or without a Guaranteed Period, or for a certain period or number of payments. (See "Annuity Payments.")

INVESTMENT OPTIONS

     You can put all or some of your money in up to four Subaccounts. These Subaccounts invest directly in shares of the following Funds:


     [bullet] Aetna Variable Fund
     [bullet] Aetna Income Shares
     [bullet] Aetna Investment Advisers Fund, Inc.
     [bullet] Aetna Legacy Variable Portfolio
     [bullet] Aetna Variable Growth Portfolio
     [bullet] Aetna Variable Index Plus Portfolio
     [bullet] Aetna Variable Small Company Portfolio
     [bullet] Alger American Small Cap Portfolio
     [bullet] Janus Aspen Growth Portfolio
     [bullet] Janus Aspen Worldwide Growth Portfolio
     [bullet] Neuberger & Berman Growth Portfolio


     Each of the Funds is fully described in a separate Fund prospectus. Depending on market conditions, you can make or lose money in any of these Funds.


     You can also put all or some of your money into a fixed dollar option which guarantees a fixed payment, as specified in the Contract. The fixed dollar option is described in Appendix A to the Prospectus. Transfers are currently not permitted into or out of the fixed dollar option. (See "Investment Options" in this Prospectus, as well as the prospectuses for each of the Funds.)


--------------------------------------------------------------------------------
                                  SUMMARY - 1

TRANSFERS

     You may make transfers among the Subaccounts at any time. The Company reserves the right to limit such transfers to four (4) in any calendar year. Aetna may establish a minimum transfer amount. See "Investment
Options--Transfers.")

CHARGES AND DEDUCTIONS

     The Contract has insurance features and investment features, and there are costs related to each. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as fees and expenses which are deducted directly from the Funds. (See the Fee Table and "Charges and Deductions.")

WITHDRAWALS

     Under a variable Period Certain Annuity, you may elect to receive the Commuted Value of all or a portion of future Guaranteed Payments, less any applicable withdrawal charge. The Commuted Value will be determined as of the Valuation Date next following the Company's receipt of your written request for Commutation. Withdrawals during the free look period will not incur a withdrawal charge. Withdrawals may also be subject to income tax and a federal tax penalty. (See "Withdrawals--Access to Your Money.")

DEATH BENEFIT

     A death benefit may be payable if your Contract is issued under certain Annuity Options. The death benefit is the right to receive any remaining Guaranteed Payments. The death benefit is payable upon the death of the Annuitant, or the survivor if there is a Joint Annuitant. Under Lifetime Annuity Options with Guaranteed Payments, the Beneficiary may elect, within six months of such death, to receive the Commuted Value of any remaining Guaranteed Payments. However, under a Period Certain Annuity, the Beneficiary may make such election at any time. No withdrawal charge will apply to the Commuted Value of the death benefit. (See "Death Benefit.")

TAXES

     All or a portion of each Annuity Payment will generally be includable in gross income and subject to federal income tax. A 10% federal tax penalty may be imposed on certain Annuity Payments or withdrawals. (See "Taxes.")

INQUIRIES

     Questions or requests for additional information may be directed to your agent or local representative, or you may contact the Company as follows:


     [bullet] Write to:   Aetna Life Insurance and Annuity Company
                          151 Farmington Avenue
                          Hartford, Connecticut 06156
                          Attention: ARS Settlements

     [bullet] Telephone:  1-800-238-6273

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
================================================================================


This information is intended to help you understand the various costs and expenses incurred under your Contract. The table reflects expenses of the Subaccounts as well as of the Funds. Some expenses may vary as explained under "Charges and Deductions." Charges shown do not include premium taxes that may be applicable. For more information regarding fees and expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES


WITHDRAWAL CHARGE

Under a variable Period Certain Annuity, Commutations are subject to the following charges:


              Number of years from            Withdrawal Charge
              Contract Effective Date        % of Commuted Value(1)
             ------------------------------ -----------------------
              Fewer than 1                              5%
              1 or more but fewer than 2                5%
              2 or more but fewer than 3                4%
              3 or more but fewer than 4                4%
              4 or more, but fewer than 5               3%
              5 or more, but fewer than 6               2%
              6 or more, but fewer than 7               1%
              7 or more                                 0%


------------------

(1) The Company will monitor the applicable deductions for the Withdrawal Charge to ensure it will never exceed 8.5% of the Purchase Payment.

SEPARATE ACCOUNT ANNUAL EXPENSES

     Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Unit Value and are not charged directly to you. The Separate Account charges include:

   Mortality and Expense Risk Charge  ............    1.25%
   Administrative Charge(2)  .....................    0.00%
                                                     =======
   Total Separate Account Annual Expenses   ......    1.25%

------------------


(2) We currently do not impose an administrative charge. However, we reserve the right to deduct a daily charge from the Subaccounts, equivalent on an annual basis to not more than 0.25%.


--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS


The following table illustrates the advisory fees and other expenses applicable to the Funds. These figures are a percentage of each Fund's average net assets and, except as noted, are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. Advisory fees and other expenses are deducted from each Fund's net asset value and are not deducted from the value of your Contract.

                                                 Investment
                                               Advisory Fees(1)      Other Expenses
                                               (after expense        (after expense       Total Fund
                                               reimbursement)        reimbursement)      Annual Expenses
                                              -----------------     ---------------      ---------------
Aetna Variable Fund(2)                              0.50%                 0.06%               0.56%
Aetna Income Shares(2)                              0.40%                 0.08%               0.48%
Aetna Investment Advisers Fund, Inc.(2)             0.50%                 0.08%               0.58%
Aetna Legacy Variable Portfolio(2)                  0.60%                 0.15%               0.75%
Aetna Variable Growth Portfolio(2)                  0.60%                 0.15%               0.75%
Aetna Variable Index Plus Portfolio(2)              0.35%                 0.15%               0.50%
Aetna Variable Small Company Portfolio(2)           0.75%                 0.15%               0.90%
Alger American Small Cap Portfolio                  0.85%                 0.03%               0.88%
Janus Aspen Growth Portfolio(3)                     0.65%                 0.04%               0.69%
Janus Aspen Worldwide Growth Portfolio(3)           0.66%                 0.14%               0.80%
Neuberger & Berman Growth Portfolio(4)              0.83%                 0.09%               0.92%

------------------

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and not charged to investors.

(2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc. and Aetna Legacy Variable Portfolio. Therefore, for these Funds the "Other Expenses" are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement. The Administrative Services Agreement was in effect for Aetna Variable Growth Portfolio, Aetna Variable Index Plus Portfolio and Aetna Variable Small Company Portfolio since their inception.

    Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc. and Aetna Legacy Variable Portfolio. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.

(3) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth and Worldwide Growth Portfolios reduce the management fee to the levels of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Growth Portfolio; and 0.77%, 1.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

(4) Neuberger & Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investment assets in a corresponding series ("Series") of Advisers Management Trust. The figures reported under "Investment Advisory Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.


--------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Single Premium Immediate Annuity Contract and 5% return on assets. For the purposes of these Examples, the calculations assume that Annuity Payments are made based on a 15 year Period Certain Annuity with a 3.5% Assumed Annual Net Return Rate.


                                                           EXAMPLE A                                 EXAMPLE B
                                         -----------------------------------------  -----------------------------------------
                                          If you withdraw your entire Commuted       If you do not  withdraw your Commuted
                                          Value at the end of the periods shown,     Value you would pay the following
                                          you would pay the following expenses,      expenses (no withdrawal charge is
                                          including any applicable withdrawal        reflected):
                                          charge:
                                          1 year    3 years   5 years     10 years   1 year    3 years    5 years    10 years
                                         --------- ---------- ---------- ---------  --------- ---------- ---------- ---------
Aetna Variable Fund                       $65       $83         $ 92      $127       $18       $50        $78        $127
Aetna Income Shares                       $64       $81         $ 89      $122       $17       $48        $74        $122
Aetna Investment Advisers Fund, Inc.      $65       $84         $ 93      $129       $18       $50        $79        $129
Aetna Legacy Variable Portfolio           $67       $88         $100      $140       $19       $55        $86        $140
Aetna Variable Growth Portfolio           $67       $88         $100      $140       $19       $55        $86        $140
Aetna Variable Index Plus Portfolio       $64       $81         $ 90      $124       $17       $48        $75        $124
Aetna Variable Small Company Portfolio    $68       $92         $106      $149       $21       $59        $92        $149
Alger American Small Cap Portfolio        $68       $91         $105      $148       $21       $58        $91        $148
Janus Aspen Growth Portfolio              $66       $86         $ 97      $136       $19       $53        $83        $136
Janus Aspen Worldwide Growth Portfolio    $67       $89         $109      $143       $20       $56        $88        $143
Neuberger & Berman Growth Portfolio       $68       $92         $106      $151       $21       $59        $92        $151



--------------------------------------------------------------------------------
                                 FEE TABLE - 3

                         THE VARIABLE ANNUITY CONTRACT
================================================================================

      The fixed and variable single premium immediate annuity contract offered by the Company represents a contract between you and Aetna Life Insurance and Annuity Company, an insurance company. The purpose of the Contract is to provide regular income payments for a certain period or for life (with or without a guaranteed period) commencing immediately after purchase under the payment method that you select.


      You must select one of the annuity income options described under "Annuity Payments" below. Additionally, you may allocate your Purchase Payment to up to four of the eleven different Subaccounts listed under "Investment Options," or to the fixed dollar option described in Appendix A to the Prospectus.


      Specific information on how to purchase a Contract and to whom the Contract is available is discussed under "Purchase."

                                ANNUITY PAYMENTS
================================================================================

ANNUITY ELECTIONS

      Under the Contract, the Company will make regular income payments to you or to a Payee you designate in writing. You can choose to have payments made on a monthly, quarterly, semi-annual or annual basis. The first payment will generally be due on the last day of the payment period you select. If an annual frequency is elected, the payment will be due one day before one year after the Contract Effective Date. An alternate first payment date may be elected subject to the Company's approval and compliance with IRS regulations.

      If you choose to have any portion of your Annuity Payments come from the Subaccounts, the dollar amount of your payment will depend upon three things:
(1) the value of that portion of your Contract that is allocated to the Subaccounts on the Annuity Date; (2) the Assumed Annual Net Return Rate that you select; and (3) the performance of the Subaccounts that you select. If the net return rate of the Subaccounts exceeds the Assumed Annual Net Return Rate stated in your Contract, your Annuity Payments will increase. Conversely, if the net return rate of the Subaccounts is less than the Assumed Annual Net Return Rate, your Annuity Payments will decrease.

ANNUITY OPTIONS

      You must choose one of the following Annuity Options. The option may not be changed after the Contract is issued.

      The options are listed in two groups: Lifetime and Nonlifetime. A Lifetime Annuity Option means that Annuity Payments are based on the life of one or two Annuitants and will continue for as long as such Annuitant(s) is alive. A Nonlifetime Annuity Option means that Annuity Payments are guaranteed to continue for a certain period; the continuation of payments under such option is not based on the continued life of the Annuitant(s).

LIFETIME ANNUITY OPTIONS:

[bullet] Option 1--Single Life Annuity--A stream of Annuity Payments that is payable for the life of the Annuitant. Payments cease upon the death of the Annuitant.

[bullet] Option 2--Single Life Annuity with Guaranteed Payments--A stream of
         Annuity Payments that is payable for the life of the Annuitant. If the Annuitant dies prior to the payment of all of the Guaranteed Payments, any remaining payments will be made to the Beneficiary.

[bullet] Option 3--Joint and Survivor Annuity--A stream of Annuity Payments that is payable for the lives of the Annuitant and Joint Annuitant. Upon the death of either Annuitant, payments continue for the life of the survivor at the full or reduced amount depending upon the option elected. Payments cease upon the death of the survivor.

[bullet] Option 4--Joint and Full Survivor Annuity with Guaranteed Payments--A stream of Annuity Payments that is payable for the lives of the Annuitant and the Joint Annuitant. Upon the death of either Annuitant, the full payment continues for the life of the survivor. If the survivor dies prior to the payment of all of the Guaranteed Payments, any remaining Guaranteed Payments will be paid to the Beneficiary.

[bullet] Option 5--Joint and Contingent Annuity--A stream of Annuity Payments that is payable for the lives of the Annuitant and the Joint Annuitant. If the Annuitant is the

--------------------------------------------------------------------------------
                                       1
         first to die, payments continue for the life of the Joint Annuitant at a reduced amount. If the Joint Annuitant is the first to die, the full payment continues for the life of the Annuitant. Payments cease upon the death of the survivor.

         If you elect Lifetime Option 1, 3 or 5, it is possible that no Annuity Payments would be made if the Annuitant under Option 1, or the survivor under Option 3 or 5, dies prior to the first Annuity Payment Date. Lifetime Annuity Options do not provide for any withdrawal rights.

NONLIFETIME ANNUITY OPTIONS:

[bullet] Option 6-Period Certain-A stream of Annuity Payments that continues for a certain period of time, as provided under your Contract. Payments are guaranteed for the number of Guaranteed Payments selected, and cease after the selected number of Guaranteed Payments have been made.

         If Option 6 is elected on a variable basis, you may request to receive the Commuted Value at any time. Any such withdrawal may be subject to a withdrawal charge. (See "Charges and Deductions--Withdrawal Charge.")

ANNUITY PAYMENTS

      Duration of Payments. Guaranteed Payments under a qualified annuity contract may not extend beyond (a) the life expectancy of the Annuitant, or (b) the joint life expectancies of the Annuitant and Beneficiary. In any event, qualified contract Annuity Payments must comply with the minimum distribution requirements of Code Section 401(a)(9).

      Amount of Each Annuity Payment. The amount of each payment depends on (1) the amount of your Purchase Payment, (2) how you allocate the Purchase Payment between the fixed dollar option and the Subaccounts, and (3) the Annuity Option and any features chosen. The initial Annuity Payment must be at least $50 per month, or aggregate to $250 per year for payments of any other frequency.

      For any portion of your Annuity Payments that is made on a variable basis, the first and subsequent payments will vary depending on the Assumed Annual Net Return Rate (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net return rate on the Subaccounts in which you have invested exceeds 5% on an annualized basis. Annuity Payments would decline if the net return rate was below 5%. Use of the 3-1/2% Assumed Annual Net Return Rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net return rate. (See the Statement of Additional Information for further discussion on the impact of selecting an Assumed Annual Net Return Rate.)

VALUATION OF ANNUITY UNIT VALUES

      The amount of any Annuity Payment from a Subaccount is determined by multiplying the number of "Annuity Units" that you hold, by an Annuity Unit Value ("AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net return factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date (see "Net Return Factor" below), and by a factor to reflect the Assumed Annual Net Return Rate. The AUV will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

      Net Return Factor. The net return factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net return factor for a Subaccount for any valuation period is equal to the sum of 1.000000 plus the net return rate. The net return rate equals:

(a) the value of the shares of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the value of the shares of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes (or reserves for taxes) attributable to the operation of the Subaccount (if any);

(d) divided by the total value of the Subaccount's Annuity Units on the preceding Valuation Date;

(e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% for administrative expenses (currently 0%).

A net return rate may be more or less than 0%.

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                                       2

                                    PURCHASE
================================================================================

PURCHASE PAYMENTS

      A "Purchase Payment" is the money that you give us to buy the Contract. The minimum amount that we will accept is $5,000. The Contract is designed to be a single premium contract, which means that no additional payments may be made under the Contract. The Company reserves the right to establish a maximum Purchase Payment amount and to reject any Purchase Payment exceeding the maximum.

      The Contract is available to persons who wish to receive annuity income payments. Contracts may be issued on a nonqualified basis. Contracts may also be issued in connection with employer sponsored Section 401(a), Section 403(b) and
Section 457 plans, or as an Individual Retirement Annuity (IRA). (Contracts sold in New York are not available for Section 457 plans.)

      The maximum issue age is (75). The Company reserves the right to modify the maximum issue age.

HOW TO PURCHASE

      You may purchase a Contract by submitting an application to the Company. The Company must accept or reject the application within two business days of receipt. If the application is incomplete, the Company may hold any forms and accompanying Purchase Payment for five days. A Purchase Payment may be held for longer periods only with your consent, pending acceptance of the forms. Any Purchase Payment accompanying the application, or received prior to the acceptance of the application, will be invested as of the date of acceptance. If the application is rejected, the application and any Purchase Payment will be returned.

ALLOCATION OF PURCHASE PAYMENT

      Your Purchase Payment less applicable premium taxes ("Net Purchase Payment") will be allocated among the investment options that you designate on your application. You may select up to four Subaccounts from the available fund choices. You may also select a fixed dollar option and allocate all or a portion of your Purchase Payment to the Company's general account. Allocations must be in whole percentages. You may change your fund choices after the Contract is issued by calling or writing to the Company at its Home Office. The Company reserves the right to restrict fund transfers to no more than four in any calendar year and to establish a minimum transfer amount.

FREE LOOK PERIOD

      If you change your mind about owning this Contract, you have the right to cancel it within 10 days of receiving it (or such longer period of time as may be required by your state). To exercise your right to cancel, both the Contract and a written notice of cancellation should be sent to the Company at its Home Office. (For Contracts issued in the state of New York, your exercise of this right is deemed to occur on the earlier of the date we receive the Contract or the notice of cancellation.) If you cancel the Contract during this time period, you will not be assessed with a withdrawal charge. Following cancellation, you will receive back whatever your Contract is worth on the day we receive your request for cancellation, less any Annuity Payments already made. In certain states (or if you have purchased the Contract as an IRA), we may be required to give you back your entire Purchase Payment.

                               INVESTMENT OPTIONS
================================================================================

      The Contract offers eleven different variable investment options through the Separate Account. The Separate Account is divided into "Subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund. Your Purchase Payment may be allocated to up to four of the Subaccounts as designated on the application. You may also allocate all or a portion of your Purchase Payment to the fixed dollar option.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents

--------------------------------------------------------------------------------
                                       3
         based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)


[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Small Company Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the times of purchase of $1 billion or less.(1)

[bullet] Alger American Fund--Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") and the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.58 billion. The combined range was $10 million to $2.58 billion.(2)


[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(3)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(3)


[bullet] Neuberger & Berman Advisers Management Trust--Growth Portfolio seeks capital growth without regard to income through investments in common stocks of companies believed to be under-valued and have above-average potential for capital appreciation. The Portfolio is heavily diversified among a number of stocks to limit risk.(4)


 Investment Advisers for each of the Funds:

  (1) Aetna Life Insurance and Annuity Company (investment adviser); Aeltus Investment Management, Inc. (sub-adviser)

  (2) Fred Alger Management, Inc.

  (3) Janus Capital Corporation

  (4) Neuberger & Berman Management Inc. (investment manager); Neuberger & Berman, L.P. (sub-adviser)


      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.


FUND AVAILABILITY AND SUBSTITUTION

      The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

      If the shares of any Fund should no longer be available for investment by the Separate Account, or if, in the judgment of the Company, further investments in such shares should become inappropriate under this type of Contract, we may cease to make such Fund shares available for investment under the Contract on a prospective basis. In addition, the Company may substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state or federal securities laws.

TRANSFERS AMONG SUBACCOUNTS

      Generally, you may make transfers among the Subaccounts at any time. The Company reserves the right to limit such transfers to four (4) in any calendar year. Transfers are currently not permitted into or out of the fixed dollar option.

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                                       4

                             CHARGES AND DEDUCTIONS
================================================================================

      There are charges and other expenses associated with the Contract that reduce the amount of your Annuity Payments. These charges and expenses are as follows:

MORTALITY AND EXPENSE RISK CHARGE

      The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and/or expense risks under the Contract. The mortality risks are those assumed for any promise to make lifetime payments. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts, and may also be used as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

      The Company reserves the right to make a deduction from each of the Subaccounts for an administrative charge. Under the Contract, the administrative charge may be an amount equal, on an annual basis, to not more than 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge assessed under the Contract. Once an administrative charge is established for your Contract, it may not be increased.

      If an administrative charge is assessed, it will be set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

WITHDRAWAL CHARGE

      The withdrawal charge is, in effect, a deferred sales charge. It is imposed upon the surrender (Commutation) or withdrawal (partial Commutation) of the remaining Guaranteed Payments under a Period Certain Annuity at any time before the last Guaranteed Payment is made and while the Annuitant is living. The amount paid is equal to the Commuted Value minus the applicable withdrawal charge. The withdrawal charge is imposed to reimburse the Company for unrecovered acquisition and distribution costs.

      The schedule for the calculation of the withdrawal charge is:


                                               Withdrawal Charge
              Number of Years from               Percentage of
              Contract Effective Date          Commuted Value
             ------------------------------   ------------------
              Fewer than 1                             5%
              1 or more, but fewer than 2              5%
              2 or more, but fewer than 3              4%
              3 or more, but fewer than 4              4%
              4 or more, but fewer than 5              3%
              5 or more, but fewer than 6              2%
              6 or more, but fewer than 7              1%
              7 or more                                0%

      Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be based on the following criteria:

(a) the size and type of group of individuals to whom the Contract is offered;
    or

(b) whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates, receiving distributions or making internal transfers from other Contracts issued by the Company or one of its affiliates, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

      Any reduction or elimination of the withdrawal charge will not be unfairly discriminatory against any person.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

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                                       5

PREMIUM AND OTHER TAXES

      Several states and municipalities impose a premium tax based on the amount of your Purchase Payment. These taxes currently range from 0% to 3.5%. The Company will deduct premium taxes from your Purchase Payment at the Contract Effective Date. Under certain circumstances, the Company reserves the right not to deduct premium taxes where the Purchase Payment is provided through an internal transfer from an annuity or other contract issued by the Company (or one of its affiliates) under which the Company previously deducted premium tax.

                                     TAXES
================================================================================

INTRODUCTION

      The Company has prepared the following as a general discussion on federal taxes. This discussion is not intended as tax advice to any individual. Any person concerned about tax implications should consult a tax adviser before investing and before electing any Commutation feature permitted under the Contract.

TAXATION OF ANNUITY PAYMENTS

      Nonqualified Contracts. Section 72 of the Internal Revenue Code ("Code") governs taxation of annuities. In general, under a nonqualified contract, only the portion of the Annuity Payment that represents the amount by which the expected return exceeds the "investment in the contract" will be taxed. After the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For variable Annuity Payments, the non-taxable portion of each payment is generally determined by dividing the "investment in the contract" (generally, your Purchase Payment) by the total number of expected Annuity Payments. For fixed Annuity Payments, the non-taxable portion is determined by a ratio your "investment in the contract" bears to the total dollar amount of expected Annuity Payments. Under either a variable or a fixed annuity, once the "investment in the contract" has been fully recovered, the full amount of each additional Annuity Payment is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding deductibility of the unrecovered amount.

      Qualified Contracts. The taxation of Annuity Payments under a nonqualified contract described above does not apply to "qualified" contracts. Qualified contracts are contracts issued in conjunction with an Individual Retirement Annuity (IRA), a Code Section 403(b) Tax Deferred Annuity, a Code Section 457 deferred compensation plan or a Code Section 401(a) or 401(k) pension or profit sharing plan. Generally, the entire Annuity Payment received is taxable. Any portion of the Annuity Payment attributable to after-tax employee contributions to the plan is not taxable. Any portion of an Annuity Payment that is an "eligible rollover distribution" and that is properly rolled over to another plan of the same type or to an IRA also is not taxable. An Annuity Payment made in connection with a Section 403(b) Tax Deferred Annuity or a Section 401(a) or 401(k) pension or profit-sharing plan can be an "eligible rollover distribution" only if made under a Period Certain Annuity having a period of less than ten years and only to the extent that the Annuity Payment (1) is not attributable to after-tax contributions or (2) is not a required minimum distribution under Code Section 401(a)(9). If any portion of an eligible roll-over distribution is paid to the employee, the Company is required to withhold 20% of that amount as federal income tax withholding.

TAXATION OF WITHDRAWALS

      If the Commuted Value of all or any portion of the Guaranteed Payments is withdrawn or distributed as a death benefit, the amount received will be taxed as "an amount not received as an annuity."

      Nonqualified Contracts. If received under a nonqualified contract, the Commuted Value is generally includable in gross income to the extent that there is income on the contract. Income on the contract means the excess of the Commuted Value of the contract (determined without regard to any withdrawal charge) immediately before the amount is received over the investment in the contract at such time.

      Qualified Contracts. Generally, any distribution under a qualified contract is fully taxable upon receipt. If the distribution is made in connection with a Section 403(b) Tax Deferred Annuity or a Section 401(a) pension or profit sharing plan, it may not be taxable if attributable to after-tax contributions or if the distribution is an "eligible rollover distribution" (as defined above) that is properly rolled over to another contract or plan of the same type or to an IRA.

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                                       6

DISTRIBUTIONS--TAX-DEFERRED ANNUITIES

      The Code limits the distribution of amounts contributed on or after January 1, 1989 under a salary reduction agreement to a Section 403(b) Tax Deferred Annuity. In general, such distributions can only be made if the participant has attained age 59-1/2, separates from service, dies or becomes disabled (as defined in the Code).

TAX PENALTY

      The Code provides that any amount received under a qualified or nonqualified annuity contract may be subject to a premature distribution penalty equal to 10% of the amount that is includable in income.

      Because some of the exceptions to the 10% penalty discussed below require that the payment or distribution be part of a series of "substantially equal periodic payments," your selection of an increasing annuity or receipt of the Commuted Value may be subject to the 10% penalty unless one of the other exceptions applies. You should consult with a tax adviser to determine how this will affect your tax liability.

      Nonqualified Contracts. There is an exception to the tax penalty for nonqualified contracts if the payment is made under an immediate annuity contract. An immediate annuity is defined as a contract that (1) is purchased with a single premium, (2) has an annuity starting date no later than one year from the date of purchase, and (3) provides for a series of substantially equal periodic payments to be made no less frequently than annually over the annuity period. However, the IRS has ruled that where an immediate annuity contract is received in exchange for a deferred annuity contract pursuant to a Section 1035 exchange, the immediate annuity contract does not qualify for this exception to the 10% penalty.

      In addition to the immediate annuity exception, the 10% penalty also does not apply to (1) payments made on or after the date the taxpayer becomes age 59-1/2, (2) any payment attributable to the taxpayer becoming disabled (as defined by the Code), (3) any payment made on or after the death of the Contract Holder, or (4) any payment which is part of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and his designated Beneficiary. (Modification of the series of payments prior to the later of age 59-1/2 or 5 years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.)

      Qualified Contracts. The 10% penalty may apply to amounts received under a qualified contract, other than a contract issued in conjunction with a Section 457 deferred compensation plan. The 10% penalty does not apply to distributions that are (1) made on or after the date the employee attains age 59-1/2, (2) made to a Beneficiary on or after the death of the employee, (3) attributable to the employee's disability (as defined by the Code), (4) made to an employee after separation from service after age 55 (not applicable to an IRA), or (5) part of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the employee or the joint lives or joint life expectancies of the employee and a designated Beneficiary. (Modification of the series of payments prior to the later of age 59-1/2 or 5 years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.)

NONNATURAL OWNERS

      If a nonqualified contract is owned by a person who is not a natural person, the contract is not treated as an annuity contract for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. This rule does not apply to an immediate annuity, which is defined in the same way as for 10% penalty purposes. (See "Tax Penalty" above.) Therefore, if you elect an increasing annuity or elect to receive the Commuted Value, you should consult with a tax adviser to determine how this will affect your tax liability.

      This rule also does not apply to a trust or other entity which holds the contract solely as an agent for a natural person (other than an employer which holds for the benefit of employees). The rule also does not apply to qualified contracts (other than a contract held in connection with a Section 457 deferred compensation plan).

      A tax-exempt organization should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax.

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                                       7

                       WITHDRAWALS--ACCESS TO YOUR MONEY
================================================================================

COMMUTATION

      If you elect a Period Certain Annuity, you may elect to receive the Commuted Value of all or a portion of the Guaranteed Payments, less any applicable withdrawal charge. Commuted Value means the present value of any remaining Guaranteed Payments which have not yet been paid under the Contract. If a portion of the Guaranteed Payments under a variable Period Certain Annuity is commuted, the remaining Annuity Payments will be reduced pro rata from all of the Subaccounts unless you designate otherwise. Commutations may be subject to a withdrawal charge as described in "Charges and Deductions."

COMMUTED VALUE

      Under the Period Certain Annuity, the Commuted Value is equal to the present value of the remaining Guaranteed Payments calculated using the Assumed Annual Net Return Rate stated in the Contract. All Commuted Values will be determined as of the Valuation Date next following the date on which a written request for Commutation is received in good order by the Company at its Home Office.

                                  PERFORMANCE
================================================================================


      The Company may illustrate the hypothetical values of Annuity Payments made from each of the Subaccounts over certain time periods based on the historical net asset values of the Funds. These numbers reflect the mortality and expense risk charge, the administrative expense charge (if any), as well as the advisory fees and other expenses of the Funds. The Company may also advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charge (if any) and any applicable withdrawal charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable withdrawal charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date or three-year periods.


      The Company may advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting are described in the Separate Account's Statement of Additional Information.

                                 DEATH BENEFIT
================================================================================

      The following describes the death benefit provision applicable to variable Annuity Payments under the Contract. For information on the death benefit provision applicable to the fixed dollar option under the Contract, please refer to Appendix A.

      A death benefit may be payable if your Contract is issued under (i) a Single Life Annuity with Guaranteed Payments (Option 2), (ii) a Joint and Full Survivor Annuity with Guaranteed Payments (Option 4), or (iii) a Period Certain Annuity (Option 6). The death benefit is payable upon the death of the Annuitant, or the death of the survivor if there is a Joint Annuitant.

      If the Annuitant dies, or if the survivor under a Joint Annuity Option dies, any remaining Guaranteed Payments will be paid to the Beneficiary in the form specified in the Contract. Such payments will be paid at least as rapidly as under the method of distribution then in effect. Under Options 2 and 4, the Beneficiary may elect, within six months of such death, to receive the Commuted Value of any remaining Guaranteed Payments. Under Option 6, the Beneficiary may make such election at any time. No withdrawal charge will apply to the Commuted Value of the death benefit.

      If the Contract Holder who is not the Annuitant dies, Annuity Payments will continue to be paid to the Payee in the

--------------------------------------------------------------------------------
                                       8
form specified in the Contract. If no Payee survives the death of the Contract Holder, Annuity Payments will be made to the Annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

DEATH BENEFIT COMMUTATION

      The Commuted Value under this death benefit provision will be determined on the next Valuation Date after the Company receives acceptable proof of death and a request for payment in good order at its Home Office. The Commuted Value is equal to the present value of any remaining Guaranteed Payments calculated using the Assumed Annual Net Return Rate stated in the Contract.

                               OTHER INFORMATION
================================================================================

THE COMPANY

      Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company organized in 1976 under the insurance laws of the State of Connecticut. Through a merger, it succeeded to the business of Aetna
Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc.

      The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

THE SEPARATE ACCOUNT

      The Company has established a separate account, Variable Annuity Account B, for the purpose of funding its variable annuity contracts. The Board of Directors of the Company adopted a resolution in 1976 to establish the Separate Account under Connecticut insurance law. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

DISTRIBUTION

      The Company acts as the Principal Underwriter for the securities sold by this Prospectus, and as the distributor of the Contracts.


      Compensation will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions of up to 3.5% of the Purchase Payment. Under certain circumstances, such broker-dealers may also be paid additional compensation of up to 0.5%. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.


      The names of the broker-dealer and the registered representative responsible for your Contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your Purchase Payment. To the extent that the withdrawal charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including any profit from the mortality and expense risk charge, to make up any difference.

OWNERSHIP

      The Contract is owned by the Contract Holder (You). You have all title to the Contract, as well as all rights to amounts held in the Contract during the lifetime of the Annuitant, and the Joint Annuitant (if applicable). Any choices selected under the Contract must be made by you in writing, unless otherwise allowed by the Company. Until we receive amendments to any such choices, we will rely on any previous choices made.

--------------------------------------------------------------------------------
                                       9

      Ownership of the Contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded by the Company at its Home Office.

BENEFICIARY

      If the Contract provides for any Guaranteed Payments following the death of the Annuitant and the Joint Annuitant (if applicable), you have the right to name a Beneficiary. The Beneficiary is the person entitled to receive any death benefit proceeds. The Company will pay any death benefit proceeds based on the last written Beneficiary designation on file at its Home Office as of the date of death.


      Changes in Beneficiary Designations. The designated Beneficiary may be changed at any time during the lifetime of the Annuitant and the Joint Annuitant (if applicable). Such change must be submitted to the Company in writing, and except for Contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by the Company. For Contracts issued in New York, the change will become effective as of the date the notice is signed. However, the Company's obligation to pay death benefits shall be fully discharged upon payment to the Beneficiary named in the written notice of Beneficiary designation last received by the Company as of the date of such payment. Some restrictions may apply to Beneficiary changes under qualified contracts.


DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

      The Company is the legal owner of the shares of the Funds. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that the Company owns on its own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

MODIFICATION OF THE CONTRACT

      The Company reserves the right to modify the Contract to meet the requirements of state or federal laws or regulations. The Company will notify you in writing of any changes.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

FINANCIAL STATEMENTS

      The consolidated financial statements of the Company and of the Separate Account have been included in the Statement of Additional Information.

--------------------------------------------------------------------------------
                                       10

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

   The following items are the contents of the Statement of Additional
         Information:

         General Information and History

         Variable Annuity Account B

         Offering and Purchase of Contract

         Performance Data

         Annuity Payments

         Sales Material and Advertising

         Independent Auditors

         Financial Statements of the Separate Account

         Financial Statements of the Company

--------------------------------------------------------------------------------
                                       11

                                   APPENDIX A
                            THE FIXED DOLLAR OPTION
================================================================================

The following summarizes material information concerning the fixed dollar option. Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations. Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the fixed dollar option has not been reviewed by the SEC.

THE FIXED DOLLAR OPTION

     In addition to allocating your Purchase Payment to the Subaccounts described in the Prospectus, you may choose to allocate all or a portion of your Purchase Payment to the fixed dollar option. If you choose the fixed dollar option, your Annuity Payments will remain fixed as specified in your Contract over the term of the Contract unless you elect an Increasing Annuity.

     There is no right of Commutation for Annuity Payments supported by the fixed dollar option under any Lifetime Annuity Option. You may purchase a right of Commutation for Annuity Payments supported by the fixed dollar option under a Period Certain Annuity. The right of Commutation is described under "Withdrawals--Access to Your Money."

ANNUITY OPTIONS

     All of the Annuity Options described under "Investment Options" in the Prospectus are available for the fixed dollar option. If you allocate all or a portion of your Purchase Payment to a fixed dollar option, you may also elect one of the following features in connection with the portion of your Annuity Payments that are derived from the fixed dollar option:

(a) a Cash Refund feature that offers a death benefit in connection with certain Lifetime Annuity Options. If the Annuitant dies, or the survivor dies if there is a Joint Annuitant, the Beneficiary will receive a lump sum payment equal to the Net Purchase Payment allocated to the fixed dollar option less the total amount of fixed annuity payments paid prior to such death. The Cash Refund feature may be elected only with a Single Life Annuity (Option
    1) or a Joint and Full Survivor Annuity (Option 3) that has no reduction in payment to the survivor.

(b) an Increasing Annuity under which the Annuity Payments supported by the fixed dollar option will increase by a stated percentage compounded annually. You must elect 1, 2 or 3% as the stated percentage. The feature is not available under Contracts purchased in conjunction with Section 457 deferred compensation plans.

     Annuity Payments. The amount of each Annuity Payment depends on (1) the Net Purchase Payment you allocate to the fixed dollar option, and (2) the Annuity Option and features chosen.

CHARGES AND DEDUCTIONS

     If you have elected a Period Certain Annuity and have purchased a right of Commutation, a withdrawal charge may apply to any Commuted Value you receive. This charge is, in effect, a deferred sales charge. It is imposed upon any Commutation of a Period Certain Annuity before the last Guaranteed Payment is made, and while the Annuitant is living. The amount paid upon Commutation is equal to the Commuted Value minus the applicable withdrawal charge. This charge is imposed to reimburse the Company for unrecovered acquisition and distribution costs.

--------------------------------------------------------------------------------
                                       12

      The following sets forth the schedule for the calculation of the withdrawal charge.

                                               Withdrawal Charge
                Number of Years from           Percentage of
                Contract Effective Date        Commuted Value
               ----------------------------   ------------------
                1 or more, but fewer than 2           5%
                2 or more, but fewer than 3           4%
                3 or more, but fewer than 4           4%
                4 or more, but fewer than 5           3%
                5 or more, but fewer than 6           2%
                6 or more, but fewer than 7           1%
                7 or more                             0%

      Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be based on the following criteria:

(a) the size and type of group of individuals to whom the Contract is offered;
    or

(b) whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates, receiving distributions or making internal transfers from other Contracts issued by the Company or one of its affiliates, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the withdrawal charge will not be unfairly discriminatory against any person.

WITHDRAWALS--ACCESS TO YOUR MONEY

      Commutation. If you elect a fixed Period Certain Annuity with a right of Commutation, you may elect to receive the Commuted Value of all or a portion of the remaining Guaranteed Payments, less any applicable withdrawal charge. Such Commutations may be elected once each calendar year. No Commutations are allowed from a fixed dollar option in the first Contract year. In subsequent contract years, full or partial Commutations are allowed, provided that under a partial Commutation the remaining Annuity Payments would equal $50 or more. If a portion of the Guaranteed Payments is commuted, the remaining Annuity Payments will be reduced proportionately. Commutations are subject to a withdrawal charge.

      Commuted Value. Under a fixed Period Certain Annuity, the Commuted Value is equal to the present value of the remaining Guaranteed Payments calculated using the adjusted contract rate.

      The adjusted contract rate equals:

                           (Rate of Return) + CY - IY

where:

[bullet] Rate of Return is the Fixed Annuity Present Value Interest Rate shown in the Contract;

[bullet] CY is the Commutation Yield; and

[bullet] IY is the Issue Yield.

CY is determined as follows:

(1) CY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of Commutation, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the Commutation Duration Date.

(2) The Commutation Duration Date is the date (month and year) obtained when the Commutation Duration is added to the date of Commutation.

(3) Commutation Duration equals 1 plus the number of whole years from the date of Commutation until the final Guaranteed Payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the Contract Effective Date, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the Issue Duration Date.

(2) The Issue Duration Date (month and year) is obtained when the Issue Duration is added to the Contract Effective Date.

(3) Issue Duration equals 1 plus the number of whole years from issue until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

--------------------------------------------------------------------------------
                                       13

DEATH BENEFIT

      The death benefit is payable upon the death of the Annuitant, or the death of the survivor if there is a Joint Annuitant, and if there are remaining Guaranteed Payments. Any remaining Guaranteed Payments will be paid to the Beneficiary in the form specified in the Contract. Such payments will be paid at least as rapidly as under the method of distribution then in effect. Within six months of such death, the Beneficiary may elect to receive the Commuted Value of any remaining Guaranteed Payments. However, under a Period Certain Annuity where you have purchased a right of Commutation, the Beneficiary may make such election at any time. No withdrawal charge will apply to the Commuted Value of the death benefit.

      If a Cash Refund feature is elected, the death benefit is payable in one sum to the Beneficiary.

      If the Contract Holder who is not the Annuitant dies, Annuity Payments will continue to be paid to the Payee in the form specified in the Contract. If no Payee survives the death of the Contract Holder, Annuity Payments will be made to the Annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

      Death Benefit Commutation. The Commuted Value of the death benefit will be determined as of the Valuation Date next following the Company's receipt at its Home Office of proof of death acceptable to the Company and a request for payment in good order. If the Contract is issued as a Period Certain Annuity with a right of Commutation, the Commuted Value will be determined as described under "Withdrawal--Access to Your Money" in this Appendix. If the Contract is issued as a Life Annuity with Guaranteed Payments or a Period Certain where you have not purchased a right of Commutation, the rate used to determined the Commuted Value of the remaining Guaranteed Payments will be the Fixed Annuity Present Value Interest Rate shown in the Contract.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VARIABLE ANNUITY ACCOUNT B
                                  OF
               AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

         Statement of Additional Information dated May 1, 1997


    A Fixed and Variable Single Premium Immediate Annuity Contract


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1997.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

               Aetna Life Insurance and Annuity Company
                         Attn: ARS Settlements
                         151 Farmington Avenue
                      Hartford, Connecticut 06156
                            1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                           TABLE OF CONTENTS

                                                                      Page

General Information and History.....................................      2
Variable Annuity Account B..........................................      2
Offering and Purchase of Contracts..................................      3
Performance Data....................................................      3
      General.......................................................      3
      Average Annual Total Return Quotations........................      4
Annuity Payments....................................................      4
Sales Material and Advertising......................................      5
Independent Auditors................................................      6
Financial Statements of the Separate Account........................    S-1
Financial Statements of Aetna Life Insurance and Annuity Company....    F-1

                    GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:

Aetna Variable Fund                       Aetna Variable Small Company Portfolio
Aetna Income Shares                       Alger American Small Cap Portfolio
Aetna Investment Advisers Fund, Inc.      Janus Aspen Growth Portfolio
Aetna Legacy Variable Portfolio           Janus Aspen Worldwide Growth Portfolio
Aetna Variable Growth Portfolio           Neuberger & Berman Growth Portfolio
Aetna Variable Index Plus Portfolio


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased is in the prospectus.

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied under a deferred annuity contract to the various Subaccounts available under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since inception and then adjust them to reflect the deduction of all recurring charges during each period that apply to the Contracts described in this prospectus (e.g., mortality and expense risk charges, administrative expense charges (if any), and the withdrawal charge schedule applicable to commutations under a variable Period Certain Annuity). These charges will be deducted on a pro rata basis in the case of fractional periods.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable withdrawal charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the amount available upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FUND
                                                  STANDARDIZED                          NON-STANDARDIZED               INCEPTION
                                                                                                                          DATE
------------------------------------------------------------------------------------------------------------------------------------
             SUBACCOUNT                1  Year     5 Years    10 Years     1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                      16.75%      11.30%     12.80%       22.89%     16.21%     11.75%     12.80%   05/01/75
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                      (2.82%)      5.01%      7.47%        2.29%      4.27%      5.44%      7.47%   05/15/73
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.      8.04%       9.44%      9.91%*      13.72%     11.99%      9.88%      9.91%*  04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio           7.12%       9.98%*      n/a        12.75%     13.83%*     n/a        n/a     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio       3.78%*       n/a        n/a         9.24%*      n/a       n/a        n/a     09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap Portfolio       (2.27%)      9.19%     18.73%*       2.87%     11.45%      9.63%     18.73%*  09/21/88
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio             11.12%      13.32%*      n/a        16.97%     15.13%     14.73%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
  Portfolio                              21.05%      20.12%*      n/a        27.42%     17.13%     21.62%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio       2.38%       8.02%     10.05%        7.77%      9.57%      8.46%     10.05%   09/10/84
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

Your variable Annuity Payment will fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected Subaccount(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of Annuity Units is determined in each of the designated Subaccounts on the Contract Effective Date. The number of Annuity Units, which does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the Annuity Payment as if the Annuity Payment was calculated as of the Contract Effective Date, and (b) is the Annuity Unit value for that investment option on the Contract Effective Date. The first payment will be calculated ten Valuation Dates prior to the payment due date which depends upon the payment frequency you have selected. As noted above, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the applicable Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity Payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each Subaccount selected.

EXAMPLE:

Assume that you purchase a Single Premium Immediate Annuity Contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax is payable.

If a payment was determined as of the Contract Effective Date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the Annuity Unit on the Contract Effective Date is
13.400000. The payment calculated as of the Contract Effective Date is divided by the Annuity Unit value to determine the number of Annuity Units (that is, $334.00/13.400000 = 24.925 Annuity Units). The number of Annuity Units will remain constant over the term of your contract as determined by your annuity option. The value of each payment will be determined on the tenth Valuation Date prior to the payment due date by multiplying the number of Annuity Units by that date's Annuity Unit value.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment Valuation Dates less a factor that represents the Assumed Annual Net Return Rate. This offsets the Assumed Annual Net Return Rate built into the number of Annuity Units determined above.

Annuity Unit values are calculated on a daily basis by multiplying the Annuity Unit Value by the daily net investment factor and by the daily Assumed Annual Net Return Rate. The factor for a 3.5% Assumed Annual Net Return Rate is
0.9999058 and for 5.0%, 0.9998663. The new payment is calculated by multiplying the number of Annuity Units by the new Annuity Unit value.

                         SALES MATERIAL AND ADVERTISING

The Company may illustrate the hypothetical values of Annuity Payments made from each of the Subaccounts over certain time periods based on the historical net asset values of the Funds.


The Company may also include hypothetical illustrations in its sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index


Statement of Assets and Liabilities.............................. S-2
Statements of Operations and Changes in Net Assets............... S-6
Notes to Financial Statements.................................... S-7
Independent Auditors' Report..................................... S-16

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 22,674,496 shares (cost $674,480,933) ..............................................           $  734,460,247
  Aetna Income Shares; 5,554,723 shares (cost $69,738,402) ................................................               70,118,035
  Aetna Variable Encore Fund; 8,093,492 shares (cost $107,322,605) ........................................              106,781,998
  Aetna Investment Advisers Fund, Inc; 8,423,410 shares (cost $112,230,262) ...............................              127,344,696
  Aetna GET Fund, Series B; 1,148,634 shares (cost $11,845,728) ...........................................               16,333,339
  Aetna GET Fund, Series C; 907,283 shares (cost $9,136,442) ..............................................                9,281,276
  Aetna Ascent Variable Portfolio; 446,824 shares (cost $5,362,215) .......................................                5,638,668
  Aetna Crossroads Variable Portfolio; 442,088 shares (cost $5,144,208) ...................................                5,295,700
  Aetna Legacy Variable Portfolio; 549,727 shares (cost $6,140,411) .......................................                6,186,987
  Aetna Variable Index Plus Portfolio; 182,043 shares (cost $1,989,418) ...................................                1,985,372
  Alger American Funds:
    Balanced Portfolio; 408,798 shares (cost $4,238,672) ..................................................                3,777,291
    Growth Portfolio; 1,268,424 shares (cost $41,195,068) .................................................               43,545,003
    Income and Growth Portfolio; 768,597 shares (cost $7,300,499) .........................................                6,471,587
    Leveraged AllCap Portfolio; 589,862 shares (cost $11,198,918) .........................................               11,419,728
    MidCap Portfolio; 929,402 shares (cost $19,160,303) ...................................................               19,842,727
    Small Capitalization Portfolio; 1,436,114 shares (cost $59,246,689) ...................................               58,751,429
  Calvert Responsibly Invested Balanced Portfolio; 336,323 shares (cost $597,518) .........................                  596,637
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 3,446,529 shares (cost $66,707,023) ..........................................               72,480,497
    Growth Portfolio; 1,860,260 shares (cost $54,670,184) .................................................               57,928,484
    High Income Portfolio; 1,174,877 shares (cost $13,895,035) ............................................               14,709,464
    Overseas Portfolio; 515,036 shares (cost $8,959,583) ..................................................                9,703,271
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 350,352 shares (cost $5,447,282) .............................................                5,931,464
    Contrafund Portfolio; 3,414,168 shares (cost $50,327,864) .............................................               56,538,618
    Index 500 Portfolio; 307,196 shares (cost $25,139,330) ................................................               27,380,370
    Investment Grade Bond Portfolio; 389,026 shares (cost $4,585,849) .....................................                4,761,677
  Insurance Management Series:
    American Leaders Fund II; 4,005,705 shares (cost $52,316,587) .........................................               61,127,055
    Growth Strategies Fund II; 561,108 shares (cost $6,448,785) ...........................................                7,182,178
    High Income Bond Fund II; 2,651,478 shares (cost $26,128,555) .........................................               27,151,137
    International Equity Fund II; 531,863 shares (cost $5,627,988) ........................................                5,935,590
    Prime Money Fund II; 7,744,318 shares (cost $7,744,318) ...............................................                7,744,318
    US Government Securities Fund II; 758,792 shares (cost $7,582,811) ....................................                7,656,209
    Utility Fund II; 1,420,364 shares (cost $15,043,602) ..................................................               16,774,494
 Janus Aspen Series:
    Aggressive Growth Portfolio; 1,729,280 shares (cost $31,007,236) ......................................               31,542,060
    Balanced Portfolio; 797,173 shares (cost $11,400,361) .................................................               11,774,244
    Flexible Income Portfolio; 457,937 shares (cost $5,073,822) ...........................................                5,147,217
    Growth Portfolio; 1,346,496 shares (cost $19,790,729) .................................................               20,884,154
    Short-Term Bond Portfolio; 192,639 shares (cost $1,947,988) ...........................................                1,920,611
    Worldwide Growth Portfolio; 3,419,377 shares (cost $61,321,568) .......................................               66,472,691
  Lexington Emerging Markets Fund; 249,599 shares (cost $2,582,550) .......................................                2,515,960
  Lexington Natural Resources Trust Fund; 332,525 shares (cost $4,213,645) ................................                4,751,784
 MFS Funds:
    Emerging Growth Series; 679,608 shares (cost $9,083,804) ..............................................                8,998,008
    Research Series; 516,109 shares (cost $6,571,748) .....................................................                6,776,512
    Total Return Series; 307,540 shares (cost $4,144,359) .................................................                4,216,370
    Value Series; 19,591 shares (cost $207,906) ...........................................................                  208,841
    Worldwide Government Series; 38,555 shares (cost $398,609) ............................................                  407,913
  Neuberger & Berman Advisers Management Trust -
    Growth Portfolio; 319,727 shares (cost $8,249,239) ....................................................                8,242,574
  Scudder Variable Life Investment Fund -
    International Portfolio; 909,444 shares (cost $10,539,678) ............................................               12,050,127

Variable Annuity Account B

  TCI Portfolios, Inc:
    Balanced Fund; 396,732 shares (cost $2,846,031) .......................................................           $    2,991,356
    Growth Fund; 4,332,926 shares (cost $45,957,552) ......................................................               44,369,162
    International Fund; 789,697 shares (cost $4,330,759) ..................................................                4,706,594
                                                                                                                      --------------
NET ASSETS  (cost $1,726,620,671) .........................................................................           $1,848,811,724
                                                                                                                      ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
 Aetna Variable Fund:
   Annuity contracts in accumulation ......................................................................           $  644,728,031
   Annuity contracts in payment period ....................................................................               89,732,216
 Aetna Income Shares:
   Annuity contracts in accumulation ......................................................................               66,534,546
   Annuity contracts in payment period ....................................................................                3,583,489
 Aetna Variable Encore Fund:
   Annuity contracts in accumulation ......................................................................              106,781,998
 Aetna Investment Advisers Fund, Inc:
   Annuity contracts in accumulation ......................................................................              119,402,212
   Annuity contracts in payment period ....................................................................                7,942,484
 Aetna GET Fund, Series B:
   Annuity contracts in accumulation ......................................................................               16,333,339
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation ......................................................................                9,281,276
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,638,668
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,295,700
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                6,186,987
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation ......................................................................                1,985,372
 Alger American Funds:
   Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                3,777,291
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               43,545,003
   Income and Growth Portfolio:
   Annuity contracts in accumulation ......................................................................                6,471,587
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ......................................................................               11,419,728
   MidCap Portfolio:
   Annuity contracts in accumulation ......................................................................               19,842,727
   Small Capitalization Portfolio:
   Annuity contracts in accumulation ......................................................................               58,751,429
 Calvert Responsibly Invested Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                  596,637
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation ......................................................................               72,480,497
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               57,928,484
   High Income Portfolio:
   Annuity contracts in accumulation ......................................................................               14,709,464
   Overseas Portfolio:
   Annuity contracts in accumulation ......................................................................                9,703,271
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation ......................................................................                5,931,464

Variable Annuity Account B

  Contrafund Portfolio:
  Annuity contracts in accumulation .......................................................................           $   56,538,618
  Index 500 Portfolio:
  Annuity contracts in accumulation .......................................................................               27,380,370
  Investment Grade Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                4,761,677
Insurance Management Series:
  American Leaders Fund II:
  Annuity contracts in accumulation .......................................................................               61,127,055
  Growth Strategies Fund II:
  Annuity contracts in accumulation .......................................................................                7,182,178
  High Income Bond Fund II:
  Annuity contracts in accumulation .......................................................................               27,151,137
  International Equity Fund II:
  Annuity contracts in accumulation .......................................................................                5,935,590
  Prime Money Fund II:
  Annuity contracts in accumulation .......................................................................                7,744,318
  US Government Securities Fund II:
  Annuity contracts in accumulation .......................................................................                7,656,209
  Utility Fund II:
  Annuity contracts in accumulation .......................................................................               16,774,494
Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               31,542,060
  Balanced Portfolio:
  Annuity contracts in accumulation .......................................................................               11,774,244
  Flexible Income Portfolio:
  Annuity contracts in accumulation .......................................................................                5,147,217
  Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               20,884,154
  Short-Term Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                1,920,611
  Worldwide Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               66,472,691
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .......................................................................                2,515,960
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .......................................................................                4,751,784
MFS Funds:
  Emerging Growth Series:
  Annuity contracts in accumulation .......................................................................                8,998,008
  Research Series:
  Annuity contracts in accumulation .......................................................................                6,776,512
  Total Return Series:
  Annuity contracts in accumulation .......................................................................                4,216,370
  Value Series:
  Annuity contracts in accumulation .......................................................................                  208,841
  Worldwide Government Series:
  Annuity contracts in accumulation .......................................................................                  407,913
Neuberger & Berman Advisers Management  Trust - Growth Portfolio:
  Annuity contracts in accumulation .......................................................................                8,242,574
Scudder Variable Life Investment Fund - International Portfolio:
  Annuity contracts in accumulation .......................................................................               12,050,127
TCI Portfolios, Inc:
  Balanced Fund:
  Annuity contracts in accumulation .......................................................................                2,991,356

Variable Annuity Account B

Growth Fund:
Annuity contracts in accumulation .........................................................................           $   44,369,162
International Fund:
Annuity contracts in accumulation .........................................................................                4,706,594
                                                                                                                      --------------
                                                                                                                      $1,848,811,724
                                                                                                                      ==============


See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets

                                                                                                    Year Ended December 31,
                                                                                                 1996                    1995
                                                                                                 ----                    ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................................         $   120,367,178          $   112,097,675
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................................             (17,483,870)             (11,786,592)
                                                                                           ---------------          ---------------
Net investment income ............................................................             102,883,308              100,311,083
                                                                                           ---------------          ---------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................................             365,025,974              495,934,611
  Cost of investments sold .......................................................             347,598,566              463,921,121
                                                                                           ---------------          ---------------
    Net realized gain ............................................................              17,427,408               32,013,490
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year ..............................................................              28,746,944              (44,356,052)
  End of year ....................................................................             122,191,053               28,746,944
                                                                                           ---------------          ---------------
    Net change in unrealized gain ................................................              93,444,109               73,102,996
                                                                                           ---------------          ---------------
Net realized and unrealized gain on investments ..................................             110,871,517              105,116,486
                                                                                           ---------------          ---------------
Net increase in net assets resulting from operations .............................             213,754,825              205,427,569
                                                                                           ---------------          ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................................             538,586,667              178,474,387
Sales and administrative charges deducted by the Company .........................                 (17,370)                 (34,250)
                                                                                           ---------------          ---------------
    Net variable annuity contract purchase payments ..............................             538,569,297              178,440,137
Transfers from the Company for mortality guarantee adjustments ...................                 690,779                1,565,140
Transfers from the Company's fixed account options ...............................              50,549,121                4,144,061
Redemptions by contract holders ..................................................             (73,738,526)             (46,390,791)
Annuity Payments .................................................................             (12,108,943)              (9,198,421)
Other ............................................................................                 159,467                1,143,373
                                                                                           ---------------          ---------------
    Net increase in net assets from unit transactions (Note 5) ...................             504,121,195              129,703,499
                                                                                           ---------------          ---------------
Change in net assets .............................................................             717,876,020              335,131,068
NET ASSETS:
Beginning of year ................................................................           1,130,935,704              795,804,636
                                                                                           ---------------          ---------------
End of year ......................................................................         $ 1,848,811,724          $ 1,130,935,704
                                                                                           ===============          ===============





See Notes to Financial Statements

Variable Annuity Account B


Notes to Financial Statements - December 31, 1996


1.   Summary of Significant Accounting Policies

     Variable Annuity Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments

     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


       Aetna Variable Fund                                           Insurance Management Series:
       Aetna Income Shares                                           [bullet] American Leaders Fund II
       Aetna Variable Encore Fund                                    [bullet] Growth Strategies Fund II
       Aetna Investment Advisers Fund, Inc.                          [bullet] High Income Bond Fund II
       Aetna GET Fund, Series B                                      [bullet] International Equity Fund II
       Aetna GET Fund, Series C                                      [bullet] Prime Money Fund II
       Aetna Ascent Variable Portfolio                               [bullet] U.S. Government Securities Fund II
       Aetna Crossroads Variable Portfolio                           [bullet] Utility Fund II
       Aetna Legacy Variable Portfolio                               Janus Aspen Series:
       Aetna Variable Index Plus Portfolio                           [bullet] Aggressive Growth Portfolio
       Alger American Funds:                                         [bullet] Balanced Portfolio
       [bullet] Balanced Portfolio                                   [bullet] Flexible Income Portfolio
       [bullet] Growth Portfolio                                     [bullet] Growth Portfolio
       [bullet] Income and Growth Portfolio                          [bullet] Short-Term Bond Portfolio
       [bullet] Leveraged AllCap Portfolio                           [bullet] Worldwide Growth Portfolio
       [bullet] MidCap Portfolio                                     Lexington Fund Emerging Markets Fund
       [bullet] Small Capitalization Portfolio                       Lexington Natural Resources Trust Fund
       Calvert Responsibly Invested Balanced Portfolio               MFS Funds:
       Fidelity Investments Variable Insurance Products Fund:        [bullet] Emerging Growth Series
       [bullet] Equity-Income Portfolio                              [bullet] Research Series
       [bullet] Growth Portfolio                                     [bullet] Total Return Series
       [bullet] High Income Portfolio                                [bullet] Value Series
       [bullet] Overseas Portfolio                                   [bullet] World Government Series
       Fidelity Investments Variable Insurance Products Fund II:     Neuberger & Berman Advisers Management Trust -
       [bullet] Asset Manager Portfolio                              [bullet] Growth Portfolio
       [bullet] Contrafund Portfolio                                 Scudder Variable Life Investment Fund -
       [bullet] Index 500 Portfolio                                  [bullet] International Portfolio
       [bullet] Investment Grade Bond Portfolio                      [bullet] TCI Portfolios, Inc.:
                                                                     [bullet] Balanced Fund
                                                                     [bullet] Growth Fund
                                                                     [bullet] International Fund

     b.  Other

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves

     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $972,030,476 and $365,025,974; $725,949,193 and
     $495,934,611, respectively.

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds           Cost of             Net
                                                                  Period            from            Investments       Realized
                                               Dividends        Deductions          Sales              Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $77,000,986       ($7,148,689)      $96,146,932       $97,318,697      ($1,171,765)
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           4,527,825          (813,024)       19,585,006        18,826,116          758,890
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                    5,358,925        (1,043,955)       78,888,315        76,637,102        2,251,213
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:         11,247,847        (1,372,478)       16,403,009        13,386,571        3,016,438
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      1,055,590          (226,340)          915,330           681,610          233,720
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                         46,499           (14,753)          361,353           354,510            6,843
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                 235,037           (27,609)          317,740           277,917           39,823
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:             257,055           (29,943)          362,140           312,870           49,270
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                 363,749           (38,623)          406,948           384,407           22,541
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:              10,290            (2,403)          139,030           133,438            5,592
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                             775,351           (33,904)          244,368           332,405          (88,037)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               758,872          (394,360)        6,990,444         6,528,212          462,232
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                  2,009,995           (55,929)          390,051           732,537         (342,486)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                      61,186          (116,503)        4,991,495         4,605,949          385,546
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                               190,158          (166,087)        3,198,308         3,039,709          158,599
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:                 184,900          (588,663)       31,506,275        29,929,826        1,576,449
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested                      44,676            (3,984)          141,022           137,780            3,242
 Balanced Portfolio:
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                        940,850          (608,164)        4,030,269         3,343,817          686,452
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             1,412,110          (540,670)        2,600,136         2,280,711          319,425
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                          178,909          (112,363)        1,318,057         1,318,142              (85)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Net
                                            Net Unrealized                              Increase
                                              Gain (Loss)                  Net         (Decrease)                 Net Assets
                                              -----------               Change in     In Net Assets               ----------
                                        Beginning         End          Unrealized       from Unit         Beginning          End
                                         of Year        of Year        Gain (Loss)     Transactions        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                   ($8,051,873)    $59,979,314    $68,031,187       $4,966,306
Annuity contracts in accumulation                                                                      $530,231,821    $644,728,031
Annuity contracts in payment period                                                                      62,550,401      89,732,216
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                     3,224,044         379,633     (2,844,411)     ($9,600,618)
Annuity contracts in accumulation                                                                        74,693,652      66,534,546
Annuity contracts in payment period                                                                       3,395,721       3,583,489
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:              2,487,618        (540,607)    (3,028,225)     $22,111,260
Annuity contracts in accumulation                                                                        81,132,780     106,781,998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:   12,419,220      15,114,435      2,695,215         $602,270
Annuity contracts in accumulation                                                                       104,415,595     119,402,212
Annuity contracts in payment period                                                                       6,739,809       7,942,484
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                2,566,580       4,487,610      1,921,030        ($650,835)
Annuity contracts in accumulation                                                                        14,000,174      16,333,339
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                        0         144,834        144,834       $9,097,853
Annuity contracts in accumulation                                                                                 0       9,281,276
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:             5,570         276,453        270,883       $4,773,151
Annuity contracts in accumulation                                                                           347,383       5,638,668
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:         8,209         151,493        143,284       $4,409,627
Annuity contracts in accumulation                                                                           466,407       5,295,700
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:             1,609          46,576         44,967       $5,470,774
Annuity contracts in accumulation                                                                           323,579       6,186,987
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             0          (4,046)        (4,046)      $1,975,940
Annuity contracts in accumulation                                                                                (1)      1,985,372
------------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                         1,644        (461,380)      (463,024)      $2,897,855
Annuity contracts in accumulation                                                                           689,050       3,777,291
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (63,817)      2,349,936      2,413,753      $29,514,421
Annuity contracts in accumulation                                                                        10,790,085      43,545,003
------------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:               (6,769)       (828,912)      (822,143)      $4,660,630
Annuity contracts in accumulation                                                                         1,021,520       6,471,587
------------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                32,561         220,810        188,249       $8,946,454
Annuity contracts in accumulation                                                                         1,954,796      11,419,728
------------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                           7,193         682,424        675,231      $15,727,261
Annuity contracts in accumulation                                                                         3,257,565      19,842,727
------------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:            46,283        (495,260)      (541,543)     $32,655,969
Annuity contracts in accumulation                                                                        25,464,317      58,751,429
------------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested               (13,512)           (881)        12,631         $193,226
 Balanced Portfolio:
Annuity contracts in accumulation                                                                           346,846         596,637
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                  966,600       5,773,475      4,806,875      $51,230,275
Annuity contracts in accumulation                                                                        15,424,209      72,480,497
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (34,190)      3,258,300      3,292,490      $38,219,867
Annuity contracts in accumulation                                                                        15,225,262      57,928,484
------------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                     15,029         814,429        799,400      $12,636,277
Annuity contracts in accumulation                                                                         1,207,326      14,709,464
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------------------
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from         Investments     Realized
                                               Dividends      Deductions         Sales           Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                           $75,181         ($91,010)       $880,668       $813,434       $67,234
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                      119,231          (54,259)        540,553        465,407         75,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         146,164         (428,708)      5,044,449      4,308,117        736,332
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                          143,406         (203,362)      6,086,685      5,356,843        729,842
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:               45,797          (42,799)        882,619        925,636        (43,017)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                     857,970         (631,122)      6,368,961      4,596,688      1,772,273
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        405          (44,481)        119,084        103,727         15,357
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                   1,647,290         (260,987)      5,863,283      5,644,702        218,581
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                  10,567          (51,003)        250,169        236,027         14,142
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                          289,134          (87,958)     12,400,851     12,398,826          2,025
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:           367,608          (86,361)      5,011,311      5,085,345        (74,034)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                              547,259         (186,219)      1,034,753        867,262        167,491
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                  243,931         (266,292)      6,134,481      4,875,603      1,258,878
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                           181,099          (68,277)      2,812,822      2,536,688        276,134
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                    304,512          (43,754)      1,127,628      1,090,808         36,820
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             324,844         (141,840)      1,249,735      1,041,911        207,824
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     79,326          (23,159)      2,910,009      2,872,811         37,198
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                   642,050         (384,732)      4,899,145      3,899,490        999,655
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                     0          (27,131)      1,463,410      1,431,864         31,546
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:         15,653          (38,378)      2,192,808      1,809,743        383,065
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                               Net Unrealized
                                                                 Gain (Loss)                               Net
                                                                 -----------                            Change in
                                                    Beginning                      End                  Unrealized
                                                     of Year                     of Year                Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                                 $51,434                      $743,689               $692,255
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                             98,360                       484,182                385,822
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                               122,841                     6,210,754              6,087,913
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                                 70,864                     2,241,040              2,170,176
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                     11,466                       175,829                164,363
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                         2,916,888                     8,810,467              5,893,579
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                            3,614                       733,393                729,779
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                           229,008                     1,022,582                793,574
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                        43,172                       307,602                264,430
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                                 (1,182)                            0                  1,182
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:                  75,600                        73,398                 (2,202)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                    799,746                     1,730,892                931,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                      1,164,909                       534,823               (630,086)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                                  26,040                       373,883                347,843
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                           29,809                        73,395                 43,586
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                    84,852                     1,093,423              1,008,571
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                            1,330                       (27,376)               (28,706)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                         253,639                     5,151,123              4,897,484
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      (4,024)                      (66,591)               (62,567)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:              188,717                       538,139                349,422
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                               $6,948,020
Annuity contracts in accumulation                                         $2,011,591                 $9,703,271
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                          $4,043,035
Annuity contracts in accumulation                                          1,362,489                  5,931,464
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                            $38,043,675
Annuity contracts in accumulation                                         11,953,242                 56,538,618
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                             $22,367,490
Annuity contracts in accumulation                                          2,172,818                 27,380,370
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                  $3,931,632
Annuity contracts in accumulation                                            705,701                  4,761,677
----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                        $26,548,788
Annuity contracts in accumulation                                         26,685,567                 61,127,055
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        $6,301,239
Annuity contracts in accumulation                                            179,879                  7,182,178
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                        $12,876,189
Annuity contracts in accumulation                                         11,876,490                 27,151,137
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                     $4,073,916
Annuity contracts in accumulation                                          1,623,538                  5,935,590
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                              $1,765,443
Annuity contracts in accumulation                                          5,774,492                  7,744,318
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:               $2,942,870
Annuity contracts in accumulation                                          4,508,328                  7,656,209
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                  $6,514,735
Annuity contracts in accumulation                                          8,800,082                 16,774,494
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                     $19,085,222
Annuity contracts in accumulation                                         11,850,407                 31,542,060
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                              $10,311,561
Annuity contracts in accumulation                                            725,884                 11,774,244
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                        $3,237,811
Annuity contracts in accumulation                                          1,568,242                  5,147,217
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                $16,916,813
Annuity contracts in accumulation                                          2,567,942                 20,884,154
----------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                        $1,106,654
Annuity contracts in accumulation                                            749,298                  1,920,611
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                      $54,723,321
Annuity contracts in accumulation                                          5,594,913                 66,472,691
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                   $2,232,953
Annuity contracts in accumulation                                            341,159                  2,515,960
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:            $2,162,813
Annuity contracts in accumulation                                          1,879,209                  4,751,784
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Valuation              Proceeds                 Cost of
                                                                       Period                  from                  Investments
                                               Dividends             Deductions                Sales                    Sold
----------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                           $73,635                ($33,243)              $190,630                $186,959
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                   94,710                 (22,219)               253,406                 258,774
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               87,973                 (13,218)               140,628                 132,113
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                       4,089                    (372)                   496                     486
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                                0                  (1,705)                19,663                  19,513
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                 770,877                 (98,063)             3,864,131               3,857,033
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                          276,128                (136,107)             4,557,311               4,016,790
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                     67,198                 (24,832)               247,893                 231,495
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                    6,228,055                (611,968)            19,145,021              17,607,144
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                                62,276                 (41,867)               397,143                 365,001
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $120,367,178            ($17,483,870)          $365,025,974            $347,598,566
==================================================================================================================================



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Net Unrealized
                                                                               Gain (Loss)                               Net
                                                   Net                         -----------                            Change in
                                                Realized          Beginning                      End                  Unrealized
                                               Gain (Loss)         of Year                     of Year                Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                           $3,671                 $0                      ($85,796)              ($85,796)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                  (5,368)                 0                       204,764                204,764
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               8,515                  0                        72,010                 72,010
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                         10                  0                           935                    935
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                             150                  0                         9,304                  9,304
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                  7,098             77,158                        (6,666)               (83,824)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                         540,521            652,411                     1,510,449                858,038
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                    16,398             16,540                       145,325                128,785
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                   1,537,877          8,206,103                    (1,588,390)            (9,794,493)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                               32,142             15,650                       375,835                360,185
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $17,427,408        $28,746,944                  $122,191,053            $93,444,109
==================================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                             $9,039,741
Annuity contracts in accumulation                                                   $0                 $8,998,008
------------------------------------------------------------------------------------------------------------------
 Research Series:                                    $6,504,625
Annuity contracts in accumulation                                                    0                  6,776,512
------------------------------------------------------------------------------------------------------------------
 Total Return Series:                                $4,061,090
Annuity contracts in accumulation                                                    0                  4,216,370
------------------------------------------------------------------------------------------------------------------
 Value Series:                                         $204,179
Annuity contracts in accumulation                                                    0                    208,841
------------------------------------------------------------------------------------------------------------------
 World Government Series:                              $400,164
Annuity contracts in accumulation                                                    0                    407,913
------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                    ($710,088)
Annuity contracts in accumulation                                            8,356,574                  8,242,574
------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                              ($54,117)
Annuity contracts in accumulation                                           10,565,664                 12,050,127
------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                      $2,313,929
Annuity contracts in accumulation                                              489,878                  2,991,356
------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                       ($7,301,710)
Annuity contracts in accumulation                                           54,311,401                 44,369,162
------------------------------------------------------------------------------------------------------------------
 International Fund:                                 $3,691,239
Annuity contracts in accumulation                                              602,619                  4,706,594
------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                   $504,121,195         $1,130,935,704             $1,848,811,724
==================================================================================================================

                          Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity  Company and Contract
    Owners of Variable Annuity Account B:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997
                                      S-15

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBIDIARIES

                   Index to Consolidated Financial Statements

                                                                            Page

Independent Auditors' Report                                                 F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended
     December 31, 1996, 1995 and 1994                                        F-3

   Consolidated Balance Sheets as of December 31, 1996
     and 1995                                                                F-4

   Consolidated Statements of Changes in Shareholder's Equity
     for the Years Ended December 31, 1996, 1995 and 1994                    F-5

   Consolidated Statements of Cash Flows for the Years
     Ended December 31, 1996, 1995 and 1994                                  F-6

   Notes to Consolidated Financial Statements                                F-7

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                    Consolidated Statements of Income
                               (millions)

                                                Years Ended December 31,
                                           --------------------------------
                                              1996        1995       1994
                                              ----        ----       ----

Revenue:
  Premiums                                   $133.6      $212.7     $191.6
  Charges assessed against policyholders      396.5       318.9      279.0
  Net investment income                     1,045.6     1,004.3      917.2
  Net realized capital gains                   19.7        41.3        1.5
  Other income                                 45.4        42.0       10.3
                                            -------     -------    -------
    Total revenue                           1,640.8     1,619.2    1,399.6
                                            -------     -------    -------

Benefits and expenses:
  Current and future benefits                 968.6       997.2      921.5
  Operating expenses                          342.2       310.8      225.7
  Amortization of deferred policy
   acquisition costs                           69.8        48.0       31.5
  Severance and facilities charges             61.3        --         --
                                            -------     -------    -------
    Total benefits and expenses             1,441.9     1,356.0    1,178.7
                                            -------     -------    -------

Income before income taxes                    198.9       263.2      220.9

Income taxes                                   57.8        87.3       75.6
                                            -------     -------    -------
Net income                                   $141.1      $175.9     $145.3
                                            =======     =======    =======




See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                         Consolidated Balance Sheets
                        (millions, except share data)


                                                         December 31,
                                                    -------------------------
                                                      1996             1995
                                                      ----             ----
Assets
------

Investments:
  Debt securities, available for sale:
   (amortized cost: $12,539.1 and $11,923.7)        $12,905.5        $12,720.8
  Equity securities, available for sale:
   Non-redeemable preferred stock
    (cost: $107.6 and $51.3)                            119.0             57.6
   Investment in affiliated mutual funds
    (cost: $77.3 and $173.4)                             81.1            191.8
   Common stock (cost: $0.0 and $6.9)                     0.3              8.2
   Short-term investments                                34.8             15.1
   Mortgage loans                                        13.0             21.2
   Policy loans                                         399.3            338.6
                                                    ---------        ---------
       Total investments                             13,553.0         13,353.3

  Cash and cash equivalents                             459.1            568.8
  Accrued investment income                             159.0            175.5
  Premiums due and other receivables                     26.6             37.3
  Deferred policy acquisition costs                   1,515.3          1,341.3
  Reinsurance loan to affiliate                         628.3            655.5
  Other assets                                           33.7             26.2
  Separate Account assets                            15,318.3         10,987.0
                                                    ---------        ---------
       Total assets                                 $31,693.3        $27,144.9
                                                    =========        =========

Liabilities and Shareholder's Equity
-------------------------------------

Liabilities:
  Future policy benefits                             $3,617.0          $3,594.6
  Unpaid claims and claim expenses                       28.9              27.2
  Policyholders' funds left with the Company         10,663.7          10,500.1
                                                    ---------         ---------
      Total insurance reserve liabilities            14,309.6          14,121.9
  Other liabilities                                     354.7             257.2
  Income taxes:
    Current                                              20.7              26.2
    Deferred                                             80.5             169.6
  Separate Account liabilities                       15,318.3          10,987.0
                                                    ---------         ---------
      Total liabilities                              30,083.8          25,561.9
                                                    ---------         ---------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and
   outstanding)                                           2.8               2.8
  Paid-in capital                                       418.0             407.6
  Net unrealized capital gains                           60.5             132.5
  Retained earnings                                   1,128.2           1,040.1
                                                    ---------         ---------

      Total shareholder's equity                      1,609.5           1,583.0
                                                    ---------         ---------

       Total liabilities and shareholder's equity   $31,693.3         $27,144.9
                                                    =========         =========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

          Consolidated Statements of Changes in Shareholder's Equity
                                 (millions)


                                                  Years Ended December 31,
                                             -----------------------------------
                                                  1996       1995      1994
                                                  ----       ----      ----

Shareholder's equity, beginning of year         $1,583.0   $1,088.5   $1,246.7

Capital contributions                               10.4      --         --

Net change in unrealized capital gains (losses)    (72.0)     321.5     (303.5)

Net income                                         141.1      175.9      145.3

Other changes                                      (49.5)     --         --

Common stock dividends declared                     (3.5)      (2.9)     --
                                                --------   --------   --------
Shareholder's equity, end of year               $1,609.5   $1,583.0   $1,088.5
                                                ========   ========   ========



See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Consolidated Statements of Cash Flows
                                 (millions)




                                                                  Years Ended December 31,
                                                           -------------------------------------
                                                               1996        1995         1994
                                                               ----        ----         ----
Cash Flows from Operating Activities:
  Net income                                                  $141.1       $175.9       $145.3
  Adjustments to reconcile net income to net
   cash (used for) provided by operating activities:
  Decrease (increase) in accrued investment income              16.5        (33.3)       (17.5)
  Decrease in premiums due and other receivables                 1.6         25.4          1.3
  Increase in policy loans                                     (60.7)       (89.9)       (46.0)
  Increase in deferred policy acquisition costs               (174.0)      (177.0)      (105.9)
  Decrease in reinsurance loan to affiliate                     27.2         34.8         27.8
  Net increase in universal life account balances              243.2        393.4        164.7
  (Decrease) increase in other insurance
   reserve liabilities                                        (211.5)        79.0         75.1
  Net increase in other liabilities and other assets             3.1         13.0         52.5
  Decrease in income taxes                                     (26.7)        (4.5)       (10.3)
  Net accretion of discount on investments                     (68.0)       (66.4)       (77.9)
  Net realized capital gains                                   (19.7)       (41.3)        (1.5)
  Other, net                                                     1.1          --          (1.0)
                                                            --------     --------     --------
    Net cash (used for) provided by operating activities      (126.8)       309.1        206.6
                                                            --------     --------     --------

Cash Flows from Investing Activities:
  Proceeds from sales of:
   Debt securities available for sale                        5,182.2      4,207.2      3,593.8
   Equity securities                                           190.5        180.8         93.1
   Mortgage loans                                                8.7         10.7         --
   Limited partnership                                          --           26.6         --
  Investment maturities and collections of:
   Debt securities available for sale                          885.2        583.9      1,289.2
   Short-term investments                                       35.0        106.1         30.4
  Cost of investment purchases in:
   Debt securities available for sale                       (6,534.3)    (6,034.0)    (5,621.4)
   Equity securities                                          (118.1)      (170.9)      (162.5)
   Short-term investments                                      (54.7)       (24.7)      (106.1)
   Mortgage loans                                               --          (21.3)        --
   Limited partnership                                          --           --          (25.0)
  Other, net                                                   (17.6)        --           --
                                                            --------     --------     --------
    Net cash used for investing activities                    (423.1)    (1,135.6)      (908.5)
                                                            --------     --------     --------

Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts    1,579.5      1,884.5      1,737.8
  Withdrawals of investment contracts                       (1,146.2)    (1,109.6)      (948.7)
  Additional capital contributions                              10.4         --           --
  Dividends paid to shareholder                                 (3.5)        (2.9)        --
                                                            --------     --------     --------
    Net cash provided by financing activities                  440.2        772.0        789.1
                                                            --------     --------     --------

Net (decrease) increase in cash and cash equivalents          (109.7)       (54.5)        87.2
Cash and cash equivalents, beginning of year                   568.8        623.3        536.1
                                                            --------     --------     --------

Cash and cash equivalents, end of year                        $459.1       $568.8       $623.3
                                                            ========     ========     ========

Supplemental cash flow information:
  Income taxes paid, net                                       $85.5        $92.8        $85.9
                                                            ========     ========     ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

     Future Application of Accounting Standards

     Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

     Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $ 1,072.4   $    20.5   $     4.5   $ 1,088.4

States, municipalities and political
   subdivisions                                  6.0         1.2        --           7.2

U.S. corporate securities:
     Financial                               2,143.4        43.1         9.7     2,176.8
     Food & fiber                              198.2         4.6         1.3       201.5
     Healthcare & consumer products            735.9        20.2         6.3       749.8
     Media & broadcast                         274.9         7.0         2.8       279.1
     Natural resources                         187.7         4.5         0.4       191.8
     Transportation & capital goods            521.9        22.0         1.8       542.1
     Utilities                                 448.8        14.8         2.8       460.8
     Other                                     141.5         3.0        --         144.5
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           4,652.3       119.2        25.1     4,746.4

Foreign Securities:
     Government                                758.6        36.0         5.7       788.9
     Utilities                                 187.8        16.1        --         203.9
     Other                                     945.5        30.9         6.3       970.1
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,891.9        83.0        12.0     1,962.9

Residential mortgage-backed securities:
     Pass-throughs                             792.2        78.3         3.1       867.4
     Collateralized mortgage obligations     2,227.8        94.9        13.7     2,309.0
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         3,020.0       173.2        16.8     3,176.4

Commercial/Multifamily mortgage-
   backed securities                         1,008.7        24.8         5.6     1,027.9

Other asset-backed securities                  887.8        10.7         2.2       896.3
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $12,539.1   $   432.6   $    66.2   $12,905.5
                                           =========   =========   =========   =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1995 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $   539.5   $    47.5   $    --     $   587.0

States, municipalities and political
   subdivisions                                 41.4        12.4        --          53.8

U.S. Corporate securities:
     Financial                               2,764.4       110.3         2.1     2,872.6
     Food & fiber                              310.8        20.8         0.6       331.0
     Healthcare & consumer products            766.0        59.2         0.2       825.0
     Media & broadcast                         191.7        10.0        --         201.7
     Natural resources                         186.9        12.6         0.2       199.3
     Transportation & capital goods            602.4        46.7         0.2       648.9
     Utilities                                 454.4        27.8         1.0       481.2
     Other                                     119.9        10.2        --         130.1
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           5,396.5       297.6         4.3     5,689.8

Foreign securities:
     Government                                316.4        26.1         2.0       340.5
     Utilities                                 236.3        32.9                   269.2
     Other                                     749.9        60.5         3.5       806.9
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,302.6       119.5         5.5     1,416.6

Residential mortgage-backed securities:
     Pass-throughs                             556.7        99.2         1.8       654.1
     Collateralized mortgage obligations     2,383.9       167.6         2.2     2,549.3
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         2,940.6       266.8         4.0     3,203.4

Commercial/multifamily mortgage-
   backed securities                           741.9        32.3         0.2       774.0

Other asset-backed securities                  961.2        35.5         0.5       996.2
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $11,923.7   $   811.6   $    14.5   $12,720.8
                                           =========   =========   =========   =========


            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

     The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                      Amortized          Fair
                                                         Cost            Value
                                                      ---------          -----
                                                               (millions)
      Due to mature:
        One year or less                              $   424.4        $   425.7
        After one year through five years               2,162.4          2,194.2
        After five years through ten years              2,467.4          2,509.6
        After ten years                                 2,568.4          2,675.4
        Mortgage-backed securities                      4,028.7          4,204.3
        Other asset-backed securities                     887.8            896.3
                                                      ---------        ---------
               Total                                  $12,539.1        $12,905.5
                                                      =========        =========

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

     At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

     The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                         1996                   1995
                                                         ----                   ----
                                                    Fair     Amortized     Fair      Amortized
                                                   Value        Cost      Value         Cost
                                                   -----        ----      -----         ----
                                                                  (millions)
     Total residential CMOs (1)                  $2,309.0    $2,227.8    $2,549.4    $2,383.9
                                                 ========    ========    ========    ========
     Percentage of total:
       Supporting experience rated products          84.2%                   85.3%
       Supporting remaining products                 15.8%                   14.7%
                                                 --------                --------
                                                    100.0%                  100.0%
                                                 ========                ========

     (1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

     At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in available for sale equity securities were as follows:

                                             Gross         Gross
                              Amortized      Unrealized    Unrealized   Fair
                                 Cost        Gains         Losses       Value
                                 ----        ----------    ----------   -----
                                                  (millions)
       1996
       Equity Securities       $ 184.9       $  16.3       $   0.8      $ 200.4
                               =======       =======       =======      =======
       1995
       Equity Securities       $ 231.6       $  27.2       $   1.2      $ 257.6
                               =======       =======       =======      =======

3.   Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                                    1996                    1995
                                             ------------------       -----------------
                                             Carrying     Fair        Carrying    Fair
                                             Value        Value       Value       Value
                                             -----        -----       -----       -----
                                                         (millions)
Assets:
    Mortgage loans                           $    13.0    $    13.2   $    21.2   $    21.9
Liabilities:
    Investment contract liabilities:
          With a fixed maturity              $ 1,014.1    $ 1,028.8   $   989.1   $ 1,001.2
          Without a fixed maturity             9,649.6      9,427.6     9,511.0     9,298.4

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in Policyholders' Funds Left With the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                          Amortized      Fair
                                                             Cost        Value
                                                             ----        -----
                                                                 (millions)

       Residential collateralized mortgage obligations    $ 2,227.8    $ 2,309.0
            Principal-only strips (included above)             44.5         53.3
            Interest-only strips (included above)              10.3         22.8
       Other structured securities with derivative
            characteristics (1)                               126.3        129.2

     (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:
                                                1996         1995         1994
                                                ----         ----         ----
                                                          (millions)

     Debt securities                         $  945.3     $  891.5     $  823.9
     Preferred stock                              5.9          4.2          3.9
     Investment in affiliated mutual funds       14.3         14.9          5.2
     Mortgage loans                               2.2          1.4          1.4
     Policy loans                                18.4         13.7         11.5
     Reinsurance loan to affiliate               44.1         46.5         51.5
     Cash equivalents                            29.4         38.9         29.5
     Other                                        2.1          8.4          6.7
                                             --------     --------     --------
     Gross investment income                  1,061.7      1,019.5        933.6
     Less investment expenses                   (16.1)       (15.2)       (16.4)
                                             --------     --------     --------
     Net investment income                   $1,045.6     $1,004.3     $  917.2
                                             ========     ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5.  Dividend Restrictions and Shareholder's Equity

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

     As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                  1996        1995        1994
                                                  ----        ----        ----
                                                           (millions)

       Debt securities                         $   11.1     $  32.8     $   1.0
       Equity securities                            8.6         8.3         0.2
       Mortgage loans                               --          0.2         0.3
                                               --------     --------    -------
       Pretax realized capital gains           $   19.7     $  41.3     $   1.5
                                               ========     =======     =======
       After tax realized capital gains        $   13.0     $  25.8     $   1.0
                                               ========     =======     =======

     Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policyholder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

     Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

     Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                                           1996          1995            1994
                                           ----          ----            ----
                                                      (millions)

     Proceeds on Sales                   $5,182.2      $4,207.2       $3,593.8
     Gross gains                             24.3          44.6           26.6
     Gross losses                            13.2          11.8           25.6

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

                                                 1996         1995        1994
                                                 ----         ----        ----
                                                         (millions)

     Debt securities                          $ (100.1)    $  255.9    $ (242.1)
     Equity securities                           (10.5)        27.3       (13.3)
     Limited partnership                           --           1.8        (1.8)
                                              --------     --------    --------
                                                (110.6)       285.0      (257.2)

     Deferred income taxes (See Note 8)          (38.6)       (36.5)       46.3
                                              --------     --------    --------
     Net change in unrealized
        capital gains (losses)                $  (72.0)    $  321.5    $ (303.5)
                                              ========     ========    ========

     Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                               1996         1995          1994
                                               ----         ----          ----
                                                          (millions)
     Debt securities
       Gross unrealized capital gains         $101.7       $179.3       $  27.4
       Gross unrealized capital losses         (23.8)        (1.3)       (105.2)
                                              ------       ------       --------
                                                77.9        178.0         (77.8)
     Equity securities
       Gross unrealized capital gains           16.3         27.2           6.5
       Gross unrealized capital losses          (0.8)        (1.2)         (7.9)
                                              ------       ------       --------
                                                15.5         26.0          (1.4)
     Limited Partnership                        --           --            --
       Gross unrealized capital gains           --           --            --
       Gross unrealized capital losses          --           --            (1.8)
                                              ------       ------       --------
                                                --           --            (1.8)

     Deferred income taxes (See Note 8)         32.9         71.5         108.0
                                              ------       ------       --------

     Net unrealized capital gains (losses)    $ 60.5       $132.5       $(189.0)
                                              ======       ======       ========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                    Vacated
                                          Asset      Leased             Corporate
(Millions)                   Severance  Write-Off   Property     Other  Allocation    Total
--------------------------------------------------------------------------------------------
Financial Services             $ 29.1     $  1.0     $  1.3     $  1.7     $ --       $ 33.1
Individual Life Insurance        12.5        0.4        0.5        0.8       --         14.2
Corporate Allocation             --         --         --         --         14.0       14.0
                             ---------------------------------------------------------------
   Total Company               $ 41.6     $  1.4     $  1.8     $  2.5     $ 14.0     $ 61.3
--------------------------------------------------------------------------------------------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                                    Reserve            Positions
     ---------------------------------------------------------------------------
       Beginning of year                           $   --                 --
       Severance and facilities charges               47.3                702
       Corporate Allocation                           14.0                --
       Actions taken (1)                             (13.4)              (178)
                                                 -------------------------------
          End of year                              $  47.9                524
     ---------------------------------------------------------------------------

     (1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

     Income taxes for the years ended December 31, consist of:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                             (millions)
     Current taxes (benefits):
     Income Taxes:
       Federal                                       $ 50.9    $ 82.9    $ 78.7
       State                                            3.7       3.2       4.4
       Net realized capital gains (losses)             25.3      28.5     (33.2)
                                                     ------    ------    ------
                                                       79.9     114.6      49.9
                                                     ------    ------    ------
     Deferred taxes (benefits):
     Income Taxes:
       Federal                                         (3.5)    (14.4)     (8.0)
       Net realized capital gains (losses)            (18.6)    (12.9)     33.7
                                                     ------    ------    ------
                                                      (22.1)    (27.3)     25.7
                                                     ------    ------    ------
          Total                                      $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======


     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                            (millions)

     Income before income taxes                      $198.9    $263.2    $220.9
     Tax rate                                            35%       35%       35%
                                                     ------    ------    ------
     Application of the tax rate                       69.6      92.1      77.3
                                                     ------    ------    ------
     Tax effect of:
          State income tax, net of federal benefit      2.4       2.1       2.9
          Excludable dividends                         (8.7)     (9.3)     (8.6)
          Other, net                                   (5.5)      2.4       4.0
                                                     ------    ------    ------
            Income taxes                             $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                            1996          1995
                                                            ----          ----
                                                                (millions)
       Deferred tax assets:
            Insurance reserves                            $ 344.6       $ 290.4
            Unrealized gains allocable to
              experience rated contracts                    100.8         216.7
            Investment losses                                 7.5           7.3
            Postretirement benefits other
              than pensions                                  27.0           7.7
            Deferred compensation                            25.0          18.9
            Pension                                           7.6           5.7
            Other                                            29.3           9.2
                                                          -------       -------
       Total gross assets                                   541.8         555.9

       Deferred tax liabilities:
            Deferred policy acquisition costs               482.1         433.0
            Market discount                                   6.8           4.4
            Net unrealized capital gains                    133.7         288.2
            Other                                            (0.3)         (0.1)
                                                          -------       -------
       Total gross liabilities                              622.3         725.5
                                                          -------       -------
       Net deferred tax liability                         $  80.5       $ 169.6
                                                          =======       =======

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

9.   Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

     Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to    Assumed
                                        Direct    Other    from Other      Net
                                        Amount  Companies   Companies     Amount
                                        ------  ---------   ---------     ------
                                                    (millions)
     1996
 Premiums:
   Life Insurance                      $  34.6   $  11.2     $  25.3     $  48.7
   Accident and Health Insurance           6.3       6.3        --          --
   Annuities                              84.3      --           0.6        84.9
                                       =======   =======     =======     =======
    Total earned premiums              $ 125.2   $  17.5     $  25.9     $ 133.6
                                       =======   =======     =======     =======
     1995
 Premiums:
   Life Insurance                      $  28.8   $   8.6     $  28.0     $  48.2
   Accident and Health Insurance           7.5       7.5        --          --
   Annuities                             164.0      --           0.5       164.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 200.3   $  16.1     $  28.5     $ 212.7
                                       =======   =======     =======     =======
     1994
 Premiums:
   Life Insurance                      $  27.3   $   6.0     $  32.8     $  54.1
   Accident and Health Insurance           9.3       9.3        --          --
   Annuities                             137.3      --           0.2       137.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 173.9   $  15.3     $  33.0     $ 191.6
                                       =======   =======     =======     =======

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance.

     Summarized financial information for the Company's principal operations was as follows:

    (Millions)                                    1996        1995        1994
--------------------------------------------------------------------------------
Revenue:
    Financial Services                         $ 1,195.1   $ 1,211.3   $ 1,013.5
    Individual Life Insurance                      445.7       407.9       386.1
                                               ---------------------------------
      Total revenue                            $ 1,640.8   $ 1,619.2   $ 1,399.6
--------------------------------------------------------------------------------
Income before income taxes: (2)
    Financial Services                         $   129.9   $   160.1   $   122.5
    Individual Life Insurance                       83.0       103.1        98.4
                                               ---------------------------------
     Total income before income taxes          $   212.9   $   263.2   $   220.9
--------------------------------------------------------------------------------
Net income: (2)
    Financial Services                         $    94.3   $   113.8   $    85.5
    Individual Life Insurance                       55.9        62.1        59.8
                                               ---------------------------------
Net income                                     $   150.2   $   175.9   $   145.3
--------------------------------------------------------------------------------

Assets under management: (3)
    Financial Services                         $27,268.1   $22,534.4   $18,122.9
    Individual Life Insurance                    2,830.5     2,590.9     2,220.5
--------------------------------------------------------------------------------
       Total assets under management           $30,098.6   $25,125.3   $20,343.4
--------------------------------------------------------------------------------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.
(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).
(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

Form No. SAI.09515-97                                        ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Not Applicable

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account B:

                  - Statement of Assets and Liabilities as of December 31, 1996

                  - Statements of Operations and Changes in Net Assets for the
                    years ended December 31, 1996 and 1995

                  - Notes to Financial Statements

                  - Independent Auditors' Report

                  Financial Statements of the Depositor:

                  - Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended
                    December 31, 1996, 1995 and 1994

                  - Consolidated Balance Sheets as of December 31, 1996 and 1995

                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1996, 1995 and 1994

                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1996, 1995 and 1994

                  - Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

         (2)    Not applicable

         (3.1)  Form of Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)

         (4)    Form of Variable Annuity Contracts (A050SP96)(3)

         (5)    Form of Variable Annuity Contract Application (82926(7/96))(3)

         (6.1) Certificate of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(4)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

         (7)    Not applicable

         (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)

         (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)

         (8.3) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)

         (9)    Opinion of Counsel(6)

         (10.1) Consent of Independent Auditors

         (10.2) Consent of Counsel

         (11)   Not applicable

         (12)   Not applicable

         (13)   Schedule for Computation of Performance Data(7)

         (14)   Not applicable

         (15.1) Powers of Attorney(8)

         (15.2) Authorization for Signatures(2)

         (27)   Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

3. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on August 2, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-60477), as filed electronically on April 15, 1996.

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

6. Incorporated by reference to Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996, as filed electronically with the Securities and Exchange Commission on February 28, 1997.

7. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on December 23, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 33-60477), as filed electronically on April 4, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*       Positions and Offices with Depositor

Daniel P. Kearney       Director and President

Timothy A. Holt         Director, Senior Vice President and
                        Chief Financial Officer

Christopher J. Burns    Director and Senior Vice President

Laura R. Estes          Director and Senior Vice President

J. Scott Fox            Director and Senior Vice President

Gail P. Johnson         Director and Vice President

John Y. Kim             Director and Senior Vice President

Shaun P. Mathews        Director and Vice President

Glen Salow              Director and Vice President

Creed R. Terry          Director and Vice President

Deborah Koltenuk        Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Kirk P. Wickman         Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 33-61897), as filed electronically on April 11, 1997.

Item 27. Number of Contract Owners

     As of February 28, 1997, there were 49,006 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity

         Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

   (1)            (2)               (3)             (4)            (5)

Name of       Net Underwriting   Compensation on
Principal     Discounts and      Redemption or     Brokerage
Underwriter   Commissions        Annuitization     Commissions  Compensation*

Aetna Life Insurance               $288,029                      $17,661,810
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [Paragraph] 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-4 (File No. 333-09515) and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-4 (File No. 333-09515) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of April, 1997.

                                  VARIABLE ANNUITY ACCOUNT B OF
                                  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                      (Registrant)

                           By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                      (Depositor)

                           By:    Daniel P. Kearney*
                                  -----------------------------------
                                  Daniel P. Kearney
                                  President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-09515) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                         Date

Daniel P. Kearney*                   Director and President          )
------------------------------------ (principal executive officer    )
Daniel P. Kearney                                                    )
                                                                     )
Timothy A. Holt*                     Director, Senior Vice President )
-----------------------------------  and Chief Financial Officer     )
Timothy A. Holt                                                      )
                                                                     )
Christopher J. Burns*                Director                        )   April
------------------------------------                                 )
Christopher J. Burns                                                 ) 15, 1997
                                                                     )
Laura R. Estes*                      Director                        )
------------------------------------                                 )
Laura R. Estes                                                       )
                                                                     )
J. Scott Fox*                        Director                        )
------------------------------------                                 )
J. Scott Fox                                                         )

Gail P. Johnson*                      Director                       )
------------------------------------                                 )
Gail P. Johnson                                                      )
                                                                     )
John Y. Kim*                          Director                       )
------------------------------------                                 )
John Y. Kim                                                          )
                                                                     )
Shaun P. Mathews*                     Director                       )
------------------------------------                                 )
Shaun P. Mathews                                                     )
                                                                     )
Glen Salow*                           Director                       )
------------------------------------                                 )
Glen Salow                                                           )
                                                                     )
Creed R. Terry*                       Director                       )
------------------------------------                                 )
Creed R. Terry                                                       )
                                                                     )
Deborah Koltenuk*                     Vice President and Treasurer,  )
------------------------------------  Corporate Controller           )
Deborah Koltenuk                                                     )

By:     /s/ Julie E. Rockmore
        ----------------------------
           Julie E. Rockmore
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit
No.        Exhibit                                                        Page

99-B.1     Resolution of the Board of Directors of Aetna Life                *
           Insurance and Annuity Company establishing Variable Annuity
           Account B

99-B.3.1   Form of Broker-Dealer Agreement                                   *

99-B.3.2   Alternative Form of Wholesaling Agreement and Related             *
           Selling Agreement

99-B.4     Form of Variable Annuity Contracts (A050SP96)                     *

99-B.5     Form of Variable Annuity Contract Application (82826(7/96))       *

99-B.6.1   Certificate of Incorporation and By-Laws of Depositor             *

99-B.6.2   Amendment of Certificate of Incorporation of Depositor            *

99-B.8.1   Fund Participation Agreement (Amended and Restated) between       *
           Aetna Life Insurance and Annuity Company, Alger American
           Fund and Fred Alger Management, Inc. dated March 31, 1995

99-B.8.2   Fund Participation Agreement between Aetna Life Insurance         *
           and Annuity Company and Janus Aspen Series dated April 19,
           1994 and amended March 1, 1996

99-B.8.3   Fund Participation Agreement between Aetna Life Insurance         *
           and Annuity Company and Advisers Management Trust (now
           Neuberger & Berman Advisers Management Trust) dated April
           14, 1989 and as assigned and modified on May 1, 1995

99-B.9     Opinion of Counsel                                                *

99-B.10.1  Consent of Independent Auditors                             _______

99-B.10.2  Consent of Counsel                                          _______

*Incorporated by reference

Exhibit
No.        Exhibit                                                        Page

99-B.13    Schedule for Computation of Performance Data

99-B.15.1  Powers of Attorney                                                *

99-B.15.2  Authorization for Signatures                                      *

27         Financial Data Schedule                                     _______

*Incorporated by reference